FILE NO. 33-10722
                                                               FILE NO. 811-4932
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 24          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 24                 (X)
                                   ---------
                             JOHN HANCOCK WORLD FUND
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on (date) pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
(X) on March 1, 1999 pursuant to paragraph (a) of Rule 485

If appropriate, check off the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 JOHN HANCOCK

                                 International/
                                 Global Funds

                                 [LOGO] Prospectus
                                        March 1, 1999

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Growth

European Equity Fund

Global Fund

Global Health Sciences Fund

Global Technology Fund

International Fund

Pacific Basin Equities Fund

Income

Short-Term Strategic Income Fund

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm
       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary                [Clip Art]   Growth
of goals, strategies, risks,
performance and expenses.                          European Equity Fund                                                  4

                                                   Global Fund                                                           6

                                                   Global Health Sciences Fund                                           8

                                                   Global Technology Fund                                               10

                                                   International Fund                                                   12

                                                   Pacific Basin Equities Fund                                          14

                                      [Clip Art]   Income

                                                   Short-Term Strategic Income Fund                                     16


                                                   Your account
Policies and instructions for
opening, maintaining and                           Choosing a share class                                               18
closing an account in any
international/global fund.                         How sales charges are calculated                                     18

                                                   Sales charge reductions and waivers                                  19

                                                   Opening an account                                                   20

                                                   Buying shares                                                        21

                                                   Selling shares                                                       22

                                                   Transaction policies                                                 24

                                                   Dividends and account policies                                       24

                                                   Additional investor services                                         25


                                                   Fund details
Further information on the
international/global funds.                        Business structure                                                   26

                                                   Financial highlights                                                 27


                                                   For more information                                         back cover


Overview

--------------------------------------------------------------------------------

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

JOHN HANCOCK INTERNATIONAL/GLOBAL FUNDS

These funds invest in foreign and U.S. securities. Most of the funds invest primarily in stocks and seek long-term growth of capital. One fund invests primarily in bonds and seeks current income. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o are seeking to diversify a portfolio of domestic investments

o are seeking access to markets that can be less accessible to individual investors

o are seeking funds for the growth or income portion of an asset allocation portfolio

o are investing for goals that are many years in the future

International/global funds may NOT be appropriate if you:

o are investing with a shorter time horizon in mind

o are uncomfortable with an investment whose value may vary substantially

o want to limit your exposure to foreign securities

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock international/global funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

European Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of assets in stocks of European companies, most of which have large market capitalizations. These companies derive more than half of their revenues from European operations, are organized under European law or are traded principally on European stock exchanges. While the fund invests most heavily in developed economies, it is permitted to invest in securities of European emerging market companies.

In managing the portfolio, the managers focus primarily on individual stock selection rather than country allocation. A team of investment analysts regularly screens European companies, such as those included in the MSCI Europe Index, identifying those that appear to have strong leadership and potential for sustained earnings growth. The analysts track these companies and typically establish target buy and sell prices for each using a quantitative investment model. The fund generally invests in 90 to 110 companies based on further fundamental financial analysis and on-site visits. The managers use country and sector allocation guidelines to reduce concentration risk.

The fund may use derivatives (investments whose value is based on other securities or indices), especially to manage cash flows and currency exposure. It may also invest up to 20% of assets in investment-grade debt securities issued by European or U.S. companies and governments.

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

SUBADVISER

Indocam International Investment Services
-------------------------------------------

Paris-based team responsible
for day-to-day investment
management
Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                 Class A       Class B      Class C(1)    Index
--------------------------------------------------------------------------------
 Life of fund                    X.XX%         --           --            X.XX%

Index: Morgan Stanley Capital International (MSCI) Europe Index, an unmanaged index used to measure the performance of securities listed on European stock exchanges.

(1) Began operations on March 1, 1999.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Because the fund concentrates on a single region of the world, its performance may be more volatile than that of a fund that invests globally.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy will influence performance significantly. European or large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Emerging market and other higher-risk securities can be hard to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Shareholder transaction expenses             Class A      Class B      Class C
--------------------------------------------------------------------------------
 Maximum sales charge (load) on purchases
 as a % of purchase price                     5.00%        none         none
 Maximum deferred sales charge (load)
 as a % of purchase or sale price,
 whichever is less                            none(1)      5.00%        1.00%

--------------------------------------------------------------------------------
 Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
 Management fee                               X.XX%        X.XX%        X.XX%
 Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
 Other expenses                               X.XX%        X.XX%        X.XX%
 Total fund operating expenses                X.XX%        X.XX%        X.XX%

 The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
 Class A                         $            $            $            $
 Class B - with redemption       $            $            $            $
         - without redemption    $            $            $            $
 Class C - with redemption       $            $            $            $
         - without redemption    $            $            $            $

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
----------------------------------------
Ticker            JHEAX
CUSIP             410233886
Newspaper         --
SEC number        811-4932

Class B
----------------------------------------
Ticker            JHEBX
CUSIP             410233878
Newspaper         --
SEC number        811-4932

Class C
----------------------------------------
Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-4932

Global Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of foreign and U.S. companies. The fund does not maintain a fixed allocation of assets, either with respect to securities type or to geography.

In managing the portfolio, the managers concentrate on country allocation and securities selection, while also seeking to diversify the fund across sectors. The managers base the fund's country allocation on a quantitative model as well as analysis of political trends and macroeconomic factors such as projected currency exchange rates.

The investment analysis team is organized by sector and regularly screens large, well-known companies, such as those listed in the MSCI All Country World Index. The team then uses fundamental financial analysis to identify companies that appear most promising in terms of stable growth, reasonable valuations and management strength. The team conducts on-site visits and typically establishes target buy and sell prices based on the team's valuation estimates.

Although the fund invests primarily in common stocks, it may invest in virtually any type of equity or debt security, foreign or domestic.

The fund may use certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

SUBADVISER

John Hancock Advisers
International Limited
---------------------------------------

London-based affiliate of
adviser
Founded in 1986

PORTFOLIO MANAGERS

Miren Etcheverry
---------------------------------------

Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1977

Gerardo J. Espinoza
---------------------------------------

Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1979

John L.F. Wills
---------------------------------------

Senior vice president of adviser
Managing director of subadviser
Joined team in 1994
Joined adviser in 1987
Began career in 1969

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following information was represented by a bar graph in the printed materials.]

--------------------------------------------------------------------------------
 Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

 1989    1990     1991    1992    1993    1994     1995    1996    1997    1998

33.00%  -19.64%  23.14%  -0.27%  33.85%  -5.44%   9.86%   11.85%  6.58%

Best quarter:  up x.xx%, -- quarter 19XX
Worst quarter: down x.xx%, -- quarter 19XX

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                 Class A       Class B      Class C(1)   Index
--------------------------------------------------------------------------------
 1 year                          X.XX%         X.XX%        --           X.XX%
 5 years                         --            X.XX%        --           X.XX%
 10 years                        --            --           --           X.XX%

Index: Morgan Stanley Capital International (MSCI) All Country World Free Index, an unmanaged index used to measure the performance of both developed and emerging non-U.S. stock markets.

(1) Began operations on March 1, 1999.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, emerging market and other higher-risk securities could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Shareholder transaction expenses             Class A      Class B      Class C
--------------------------------------------------------------------------------
 Maximum sales charge (load) on purchases
 as a % of purchase price                     5.00%        none         none
 Maximum deferred sales charge (load)
 as a % of purchase or sale price,
 whichever is less                            none(1)      5.00%        1.00%

--------------------------------------------------------------------------------
 Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
 Management fee                               x.xx%        x.xx%        x.xx%
 Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
 Other expenses                               x.xx%        x.xx%        x.xx%
 Total fund operating expenses                x.xx%        x.xx%        x.xx%

 The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
 Class A                         $            $            $            $
 Class B - with redemption       $            $            $            $
         - without redemption    $            $            $            $
 Class C - with redemption       $            $            $            $
         - without redemption    $            $            $            $

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------------
Ticker            JHGAX
CUSIP             409906104
Newspaper         GlobA
SEC number        811-4630

Class B
---------------------------------------
Ticker            FGLOX
CUSIP             409906203
Newspaper         GlobB
SEC number        811-4630

Class C
---------------------------------------
Ticker            --
CUSIP
Newspaper         --
SEC number        811-4630

Global Health Sciences Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of assets in U.S. and foreign stocks of health care companies. These companies derive more than half of their revenues from health care-related activities or commit more than half of their assets to these activities. Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer.

In managing the portfolio, the manager studies macroeconomic trends to allocate assets among the following major categories:

o pharmaceuticals and biotechnology, including drug delivery systems

o medical devices, including orthopedic, cardiac and ophthalmic devices as well as analytical equipment

o health-care services, including retail drug stores, nursing homes and HMOs

The manager also uses broad economic analysis to identify promising industries within these categories. Historically, companies that meet these criteria have generally been U.S.-based companies.

The management team uses fundamental financial analysis to identify individual companies of any size that appear most attractive in terms of earnings stability, growth potential and valuation. The team generally assesses the senior management of companies through interviews and company visits. An independent advisory board composed of scientific and medical experts provides advice and consultation on health care developments.

The fund may use certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGER

Linda I. Miller
---------------------------------------

Vice president of adviser
Joined team in 1995
Joined adviser in 1995
Began career in 1980

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following information was represented by a bar graph in the printed materials.]

--------------------------------------------------------------------------------
 Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

 1989    1990     1991    1992    1993    1994     1995    1996    1997    1998

                         18.36%   1.20%   8.85%   39.88%   6.50%  29.73%

Best quarter:  up X.XX%, -- quarter 19XX
Worst quarter:  down X.XX%, -- quarter 19XX

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                 Class A       Class B      Class C(1)   Index
--------------------------------------------------------------------------------
 1 year                          %             %            --           %
 5 years                         %             %            --           %
 Life of fund                    %             %            --           %

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 widely traded common stocks.

(1) Began operations on March 1, 1999.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Another major factor in this fund's performance is the economic condition of the health care sector. The value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

The fund's management strategy will also influence fund performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if the manager's asset allocation and stock selection strategies don't perform as expected, the fund could underperform its peers or lose money.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Emerging market and other higher-risk securities can be hard to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Shareholder transaction expenses             Class A      Class B      Class C
--------------------------------------------------------------------------------
 Maximum sales charge (load) on purchases
 as a % of purchase price                     5.00%        none         none
 Maximum deferred sales charge (load)
 as a % of purchase or sale price,
 whichever is less                            none(1)      5.00%        1.00%

--------------------------------------------------------------------------------
 Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
 Management fee                               x.xx%        x.xx%        x.xx%
 Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
 Other expenses                               x.xx%        x.xx%        x.xx%
 Total fund operating expenses                x.xx%        x.xx%        x.xx%

 The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
 Class A                         $            $            $            $
 Class B - with redemption       $            $            $            $
         - without redemption    $            $            $            $
 Class C - with redemption       $            $            $            $
         - without redemption    $            $            $            $

FUND CODES


Class A
---------------------------------------
Ticker            JHGRX
CUSIP             410233308
Newspaper         GIHSciA
SEC number        811-4932

Class B
---------------------------------------
Ticker            JHRBX
CUSIP             410233704
Newspaper         GIHSciB
SEC number        811-4932

Class C
---------------------------------------
Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-4932

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

Global Technology Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital with income as a secondary objective. To pursue this goal, the fund invests primarily in equity securities of technology companies. This designation includes companies that rely extensively on technology in their product development or operations.

In managing the portfolio, the managers focus primarily on individual stock selection rather than country allocation. The managers seek out companies of any size whose stocks appear to be trading below their true value, as determined by fundamental financial analysis of their business models and balance sheets as well as interviews with senior management. The fund particularly favors companies that are undergoing a business change that appears to signal accelerated growth or higher earnings. Historically, companies that meet these criteria have generally been U.S.-based multinational companies.

The fund may invest up to 10% of assets in debt securities of any maturity, including bonds rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.) It may also invest in certain higher-risk securities, including securities that have not been offered to the public, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

SUBADVISER

American Fund Advisors, Inc.
---------------------------------------
Responsible for day-to-day
investment management
Founded in 1978
Supervised by the adviser

PORTFOLIO MANAGERS

Barry J. Gordon
---------------------------------------
President of subadviser
Joined management team
in 1983

Marc H. Klee, CFA
---------------------------------------
Senior vice president of
subadviser
Joined management team
in 1983

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indices for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following information was represented by a bar graph in the printed materials.]

--------------------------------------------------------------------------------
 Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

 1989    1990     1991    1992    1993    1994     1995    1996    1997    1998

16.61%  -18.46%  33.47%   5.70%  32.06%   9.61%   46.53%  12.52%   6.68%

Best quarter:  up x.xx%, -- quarter 19XX
Worst quarter:  down x.xx%, -- quarter 19XX

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                 Class A       Class B      Class C(1)   Index
 1 year                          x.xx%         x.xx%        --           x.xx%
 5 years                         x.xx%         x.xx%        --           x.xx%
 10 years                        x.xx%         x.xx%        --           x.xx%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 widely traded common stocks.

(1) Began operations on March 1, 1999.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Another major factor in this fund's performance is the economic condition of the technology sector. The value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

The fund's management strategy will also influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Emerging market and other higher-risk securities can be hard to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. Junk bond prices can fall on bad news about an industry or a company.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Shareholder transaction expenses             Class A      Class B      Class C
--------------------------------------------------------------------------------
 Maximum sales charge (load) on purchases
 as a % of purchase price                     5.00%        none         none
 Maximum deferred sales charge (load)
 as a % of purchase or sale price,
 whichever is less                            none(1)      5.00%        1.00%

--------------------------------------------------------------------------------
 Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
 Management fee                               x.xx%        x.xx%        x.xx%
 Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
 Other expenses                               x.xx%        x.xx%        x.xx%
 Total fund operating expenses                x.xx%        x.xx%        x.xx%

 The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
 Class A                         $            $            $            $
 Class B - with redemption       $            $            $            $
         - without redemption    $            $            $            $
 Class C - with redemption       $            $            $            $
         - without redemption    $            $            $            $

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------------
Ticker            NTTFX
CUSIP             478032303
Newspaper         GITechA
SEC number        811-3392

Class B
---------------------------------------
Ticker            FGTBX
CUSIP             478032402
Newspaper         GlTechB
SEC number        811-3392

Class C
---------------------------------------
Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-3392

International Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of assets in common stocks of companies outside the United States. The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers concentrate on country allocation and securities selection, while also seeking to diversify the fund across sectors. The managers base the fund's country allocation on a quantitative model as well as analysis of political trends and macroeconomic factors such as projected currency exchange rates.

The investment analysis team is organized by sector and regularly screens large companies, such as those listed in the MSCI All Country World ex-US Index (an unmanaged global index that excludes U.S. companies). The team then uses fundamental financial analysis to identify companies that appear most promising in terms of stable growth, reasonable valuations and management strength. The investment team conducts on-site visits and typically establishes target buy and sell prices based on the team's valuation estimates.

Although the fund invests primarily in common stocks, it may invest in virtually any type of equity or debt security, foreign or domestic. The fund may use certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

SUBADVISER

John Hancock Advisers
International Limited
---------------------------------------
London-based affiliate of adviser
Founded in 1986

PORTFOLIO MANAGERS

Miren Etcheverry
---------------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1977

Gerardo J. Espinoza
---------------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1979

John L.F. Wills
---------------------------------------
Senior vice president of adviser
Managing director of subadviser
Joined team in 1994
Joined adviser in 1987
Began career in 1969

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following information was represented by a bar graph in the printed materials.]

--------------------------------------------------------------------------------
 Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                          1994     1995    1996    1997    1998

                                         -6.61%    5.34%  11.63%  -7.73%

Best quarter:  up x.xx%, -- quarter 19XX
Worst quarter:  down x.xx%, -- quarter 19XX

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                 Class A       Class B      Class C(1)   Index
--------------------------------------------------------------------------------
 1 year                          x.xx%         x.xx%        --           x.xx%
 5 years                         x.xx%         x.xx%        --           x.xx%
 Life of fund                    x.xx%         x.xx%        --           x.xx%

Index: Morgan Stanley Capital International (MSCI) All Country World-Ex U.S. Free Index, an unmanaged index which measures the performance of a broad range of developed and emerging stock markets and represents securities that are traded freely on stocks exchanges around the world.

(1) Began operations on June 1, 1998.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy will also influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Emerging market and other higher-risk securities can be hard to value or to sell at a fair price.

o Emerging market securities are often traded in low volumes and can be hard to sell at the time or price desired.

o Certain derivatives could produce disproportionate gains or losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Shareholder transaction expenses             Class A      Class B      Class C
--------------------------------------------------------------------------------
 Maximum sales charge (load) on purchases
 as a % of purchase price                     5.00%        none         none
 Maximum deferred sales charge (load)
 as a % of purchase or sale price,
 whichever is less                            none(1)      5.00%        1.00%

--------------------------------------------------------------------------------
 Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
 Management fee                               x.xx%        x.xx%
 Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
 Other expenses                               x.xx%        x.xx%
 Total fund operating expenses                x.xx%        x.xx%

 The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
 Class A                         $            $            $            $
 Class B - with redemption       $            $            $            $
         - without redemption    $            $            $            $
 Class C - with redemption       $            $            $            $
         - without redemption    $            $            $            $

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------------
Ticker            FINAX
CUSIP             409906500
Newspaper         --
SEC number        811-4630

Class B
---------------------------------------
Ticker            FINBX
CUSIP             409906609
Newspaper         --
SEC number        811-4630

Class C
---------------------------------------
Ticker            --
CUSIP             409906831
Newspaper         --
SEC number        811-4630

Pacific Basin Equities Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in equity securities of companies in the Pacific Basin. The balance may be invested in stocks of companies not in Pacific Basin countries and in investment-grade debt securities of U.S., Japanese, Australian and New Zealand issuers. The fund does not maintain a fixed allocation of assets.

In managing the portfolio, the managers focus primarily on individual stock selection rather than country allocation. A team of investment analysts regularly screens medium- and large-capitalization companies in the region, identifying those that appear to have capable management and the potential for strong earnings growth. The analysts track these companies and typically establish target buy and sell prices for each using a quantitative investment model. The fund generally invests in 50 to 70 companies based on further fundamental financial analysis and on-site visits. The managers use country and sector allocation guidelines to reduce concentration risk.

Although the fund invests primarily in common stocks, it may invest in virtually any type of equity security, foreign or domestic. The fund may use certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

SUBADVISERS

Indocam Asia Advisers Ltd.
----------------------------------------
Hong Kong team responsible for
day-to-day investment
management
Supervised by the adviser

John Hancock Advisers
International Limited
----------------------------------------
London-based affiliate of adviser
Founded in 1986

PORTFOLIO MANAGERS

Ayaz Ebrahim
----------------------------------------
Director and chief investment
officer of Indocam
Joined team in 1997

Miren Etcheverry
----------------------------------------
Senior vice president of adviser
Joined team and adviser in 1996
Began career in 1977

Gerardo J. Espinoza
----------------------------------------
Senior vice president of adviser
Joined team and adviser in 1996
Began career in 1979

John L.F. Wills
----------------------------------------
Senior vice president of adviser
Managing director of JHAI
Joined team 1988
Joined subadviser in 1987
Began career in 1969

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following information was represented by a bar graph in the printed materials.]

--------------------------------------------------------------------------------
 Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

 1989    1990     1991    1992    1993    1994     1995    1996    1997    1998

19.04%  -23.01%  12.68%   2.02%  70.45%  -9.28%    4.95%   3.37%  -27.87%

Best quarter:  up x.xx%, -- quarter 19XX
Worst quarter:  down x.xx%, -- quarter 19XX

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                 Class A       Class B      Class C(1)   Index
--------------------------------------------------------------------------------
 1 year                          x.xx%         x.xx%        --           x.xx%
 5 years                         x.xx%         x.xx%        --           x.xx%
 10 years                        x.xx%         x.xx%        --           x.xx%

Index: Morgan Stanley Capital International (MSCI) Pacific Index, an unmanaged index that measures performance for a diverse range of global stock markets, including Australia, Hong Kong, Japan, New Zealand and Singapore/Malaysia.

(1) Began operations on March 1, 1999.

MAIN RISKS

[Clip Art] As with any growth fund, the value of your investment will go up and down in response to stock market movements. Because the fund concentrates on a single region of the world, its performance may be more volatile than that of a fund that invests globally.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. In emerging market economies, including much of the Pacific Basin, these risks are more significant than in developed economies.

The fund's management strategy will influence performance significantly. Pacific Basin or large-capitalization stocks as a group could fall out of favor with the market. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Emerging market and other higher-risk securities can be hard to sell at the time or price desired.

o Stocks of medium-capitalization companies tend to be more volatile than those of large-capitalization companies.

o Certain derivatives could produce disproportionate gains or losses.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Shareholder transaction expenses             Class A      Class B      Class C
--------------------------------------------------------------------------------
 Maximum sales charge (load) on purchases
 as a % of purchase price                     5.00%        none         none
 Maximum deferred sales charge (load)
 as a % of purchase or sale price,
 whichever is less                            none(1)      5.00%        1.00%

--------------------------------------------------------------------------------
 Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
 Management fee                               x.xx%        x.xx%        x.xx%
 Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
 Other expenses                               x.xx%        x.xx%        x.xx%
 Total fund operating expenses                x.xx%        x.xx%        x.xx%

 The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
 Class A                         $            $            $            $
 Class B - with redemption       $            $            $            $
         - without redemption    $            $            $            $
 Class C - with redemption       $            $            $            $
         - without redemption    $            $            $            $

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------------
Ticker            JHWPX
CUSIP             410233209
Newspaper         PacBasA
SEC number        811-4932

Class B
---------------------------------------
Ticker            FPBBX
CUSIP             410233506
Newspaper         PacBasB
SEC number        811-4932

Class C
---------------------------------------
Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-4932

Short-Term Strategic Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. To pursue this goal, the fund invests primarily in the following types of securities:

o foreign government and corp-orate debt securities from developed and emerging markets

o U.S. government and its agency

o U.S. corporate debt securities

Under normal circumstances, the fund invests assets in all three of these sectors, but may invest up to 100% of assets in any one sector. The fund maintains an average portfolio maturity of three years or less.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of macroeconomic factors such as projected international interest rate movements, industry cycles and political trends.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting government securities, relative yields and risk/reward ratios are the primary considerations. In selecting corporate bonds, the managers look for market leaders with strong business models and balance sheets.

The fund maintains an average portfolio quality rating of A, which is an investment-grade rating. However, the fund may invest up to 67% of assets in securities rated as low as B and their unrated equivalents. Bonds rated lower than BBB/Baa are considered junk bonds.

Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer.

The fund may use certain derivatives (investments whose value is based on indices or other securities).

================================================================================

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
---------------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1986
Began career in 1975

Arthur N. Calavritinos, CFA
---------------------------------------
Vice president of adviser
Joined team in 1998
Joined adviser in 1988 Began
career in 1986

Roger C. Hamilton
---------------------------------------
Vice president of adviser
Joined team in 1998
Joined adviser in 1994
Began career in 1980

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following information was represented by a bar graph in the printed materials.]

--------------------------------------------------------------------------------
 Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                          1992    1993    1994     1995    1996    1997    1998

                          2.57%   5.07%   1.57%    9.25%   8.09%   4.60%

Best quarter:  up x.xx%, -- quarter 19XX
Worst quarter:  down x.xx%, -- quarter 19XX

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                 Class A       Class B      Class C(1)   Index
--------------------------------------------------------------------------------
 1 year                          x.xx%         x.xx%        --           x.xx%
 5 years                         x.xx%         x.xx%        --           x.xx%
 Life of fund                    x.xx%         x.xx%        --           x.xx%

Index: Salomon Brothers World Government Bond Index, an unmanaged index that is composed of various non-U.S.-currency denominated bonds, usually with an average maturity of three years or less.

(1) Began operations on March 1, 1999.

MAIN RISKS

[Clip Art] As with most bond funds, a major factor in this fund's performance is the behavior of interest rates. When interest rates rise, bond prices typically fall. Any bonds held by the fund could be downgraded in credit rating or go into default. Junk bonds can fall on bad news about a country, an industry or a company.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy will also influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if the managers' country or sector allocations and securities selection strategies don't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund invests in securities with additional risks, those risks could reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Emerging market and other higher-risk securities can be hard to value or to sell at a fair price.

o Certain derivatives could produce disproportionate gains or losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Shareholder transaction expenses             Class A      Class B      Class C
--------------------------------------------------------------------------------
 Maximum sales charge (load) on purchases
 as a % of purchase price                     5.00%        none         none
 Maximum deferred sales charge (load)
 as a % of purchase or sale price,
 whichever is less                            none(1)      5.00%        none

--------------------------------------------------------------------------------
 Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
 Management fee                               x.xx%        x.xx%        x.xx%
 Distribution and service (12b-1) fees        x.xx%        x.xx%        x.xx%
 Other expenses                               x.xx%        x.xx%        x.xx%
 Total fund operating expenses                x.xx%        x.xx%        x.xx%

 The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
 Class A                         $            $            $            $
 Class B - with redemption       $            $            $            $
         - without redemption    $            $            $            $
 Class C - with redemption       $            $            $            $
         - without redemption    $            $            $            $

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------------
Ticker            JHSAX
CUSIP             409906856
Newspaper         STStratA
SEC number        811-4630

Class B
---------------------------------------
Ticker            FRSWX
CUSIP             409906708
Newspaper         STStratB
SEC number        811-4630

Class C
---------------------------------------
Ticker            --
CUSIP
Newspaper         --
SEC number        811-4630

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure. Each fund has adopted a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
 Class A
--------------------------------------------------------------------------------

o  Front-end sales charges, as described at right.

o  Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
 Class B
--------------------------------------------------------------------------------

o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1.00%.

o  A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after either five years (short-term strategic) or eight years (all other funds), thus reducing future annual expenses.

--------------------------------------------------------------------------------
 Class C
--------------------------------------------------------------------------------

o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

Special Equities Fund offers Class Y shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see back cover of this prospectus).

Investors purchasing $1 million or more of Class B and Class C shares may want to consider the lower operating expenses of Class A shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
 Class A sales charges - Short-Term Strategic Income
--------------------------------------------------------------------------------
                            As a % of          As a % of your
 Your investment            offering price     investment
--------------------------------------------------------------------------------
 Up to $99,999              3.00%              3.09%
 $100,000 - $499,999        2.50%              2.56%
 $500,000 - $999,999        2.00%              2.04%
 $1,000,000 and over        See below

--------------------------------------------------------------------------------
 Class A sales charges - all other funds
--------------------------------------------------------------------------------
                            As a % of          As a % of your
 Your investment            offering price     investment
--------------------------------------------------------------------------------
 Up to $49,999              5.00%              5.26%
 $50,000 - $99,999          4.50%              4.71%
 $100,000 - $249,999        3.50%              3.63%
 $250,000 - $499,999        2.50%              2.56%
 $500,000 - $999,999        2.00%              2.04%
 $1,000,000 and over        See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
 CDSC on $1 million+ investments - all funds
--------------------------------------------------------------------------------
                                               CDSC on shares
 Your investment                               being sold
--------------------------------------------------------------------------------
 First $1M - $4,999,999                        1.00%
 Next $1 - $5M above that                      0.50%
 Next $1 or more above that                    0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the last day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


18  YOUR ACCOUNT

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
 Class B deferred charges
--------------------------------------------------------------------------------
                    CDSC on Short-Term   CDSC on all
 Years after        Strategic Income     other fund shares
 purchase           shares being sold    being sold
--------------------------------------------------------------------------------
 1st year           3.00%                5.00%
 2nd year           2.00%                4.00%
 3rd  year          2.00%                3.00%
 4th year           1.00%                3.00%
 5th year           none                 2.00%
 6th year           none                 1.00%
 After 6 years      none                 none

--------------------------------------------------------------------------------
 Class C deferred charges
--------------------------------------------------------------------------------
 Years after purchase                    CDSC
--------------------------------------------------------------------------------
 1st year                                1.00%
 After 1 year                            none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o to make payments through certain systematic withdrawal plans

o to make certain distributions from a retirement plan

o because of shareholder death or disability

o to purchase a John Hancock Declaration annuity

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                YOUR ACCOUNT  19

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o certain insurance company contract holders (one-year CDSC usually applies)

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   o non-retirement account: $1,000

   o retirement account: $250

   o group investments: $250

   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

   o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


20  YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account                 Adding to an account

--------------------------------------------------------------------------------
By check
--------------------------------------------------------------------------------

[Clip art]     o Make out a check for the         o Make out a check for the
                 investment amount, payable to      investment amount payable
                 "John Hancock Signature            to "John Hancock Signature
                 Services, Inc."                    Services, Inc."

               o Deliver the check and your       o Fill out the detachable
                 completed application to your      investment slip from an
                 financial representative, or       account statement. If no
                 mail them to Signature Services    slip is available, include
                 (address below).                   a note specifying the fund
                                                    name, your share class,
                                                    your account number and
                                                    the name(s) in which the
                                                    account is registered.

                                                  o Deliver the check and your
                                                    investment slip or note to
                                                    your financial
                                                    representative, or mail
                                                    them to Signature Services
                                                    (address below).

--------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------

[Clip art]     o Call your financial              o Call your financial
                 representative or Signature        representative or Signature
                 Services to request an             Services to request an
                 exchange.                          exchange.

--------------------------------------------------------------------------------
By wire
--------------------------------------------------------------------------------

[Clip art]     o Deliver your completed           o Instruct your bank to wire
                 application to your financial      the amount of your
                 representative, or mail            investment to:
                 it to Signature Services.            First Signature Bank &
                                                      Trust
                                                      Account # 900000260
               o Obtain your account number           Routing # 211475000
                 by calling your financial
                 representative or                Specify the fund name, your
                 Signature Services.              share class, your account
                                                  number and the name(s)
               o Instruct your bank to wire       in which the account is
                 the amount of your investment    registered. Your bank may
                 to:                              charge a fee to wire funds.
                   First Signature Bank & Trust
                   Account # 900000260
                   Routing # 211475000

               Specify the fund name, your
               choice of share class, the new
               account number and the name(s)
               in which the account is
               registered. Your bank may charge
               a fee to wire funds.

--------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------

[Clip art]     See "By wire" and "By exchange."  o Verify that your bank or credit union is a member of
                                                   the Automated Clearing
                                                   House (ACH) system.

                                                 o Complete the "Invest-By-
                                                   Phone" and "Bank
                                                   Information" sections on
                                                   your account application.

                                                 o Call Signature Services to
                                                   verify that these features
                                                   are in place on your account.

                                                 o Tell the Signature Services
                                                   representative the fund name,
                                                   your share class, your
                                                   account number, the name(s)
                                                   in which the account is
                                                   registered and the amount
                                                   of your investment.

---------------------------------------------

Address
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA  02217-1000

Phone number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

---------------------------------------------

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                                YOUR ACCOUNT  21

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
           Designed for                       To sell some or all of your shares
--------------------------------------------------------------------------------
By letter
--------------------------------------------------------------------------------
[Clip art] o Accounts of any type.            o Write a letter of instruction
                                                or complete a stock power
           o Sales of any amount.               indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which
                                                the account is registered and
                                                the dollar value or number of
                                                shares you wish to sell.

                                              o Include all signatures and any
                                                additional documents that may
                                                be required (see next page).

                                              o Mail the materials to Signature
                                                Services.

                                              o A check will be mailed to the
                                                name(s) and address in which
                                                the account is registered, or
                                                otherwise according to your
                                                letter of instruction.

--------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------
[Clip art] o Most accounts.                   o For automated service 24 hours
                                                a day using your touch-tone
           o Sales of up to $100,000.           phone, call the EASI-Line at
                                                1-800-338-8080.

                                              o To place your order, call your
                                                representative or Signature
                                                Services between 8 A.M. and
                                                4 P.M. Eastern Time on most
                                                business days.

--------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
--------------------------------------------------------------------------------
[Clip art] o Requests by letter to            o To verify that the telephone
             sell any amount (accounts          redemption privilege is in
             of any type).                      place on an account, or to
                                                request the form to add it
           o Requests by phone to sell          to an existing account, call
             up to $100,000 (accounts           Signature Services.
             with telephone redemption
             privileges).                     o Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                              o Amounts of less than $1,000
                                                may be sent by EFT or by check.
                                                Funds from EFT transactions
                                                are generally available by
                                                the second business day.
                                                Your bank may charge a fee
                                                for this service.

--------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------
[Clip art] o Accounts of any type.            o Obtain a current prospectus for
                                                the fund into which you are
           o Sales of any amount.               exchanging by calling your
                                                financial representative or
                                                Signature Services.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an exchange.

--------------------------------------------------------------------------------
By Check
--------------------------------------------------------------------------------
[Clip art] o Short-Term Strategic Income      o Request checkwriting on your
             Fund only.                         account application.

           o Any account with checkwriting    o Verify that the shares to be
             privileges.                        sold were purchased more than
                                                10 days earlier or were
           o Sales of over $100.                purchased by wire.

                                              o Write a check for any amount
                                                over $100.


22  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
                                                                      [Clip art]
--------------------------------------------------------------------------------

Owners of individual, joint,            o Letter of instruction.
sole proprietorship, UGMA/UTMA
(custodial accounts for minors)         o On the letter, the signatures and
or general partner accounts.              titles of all persons authorized to
                                          sign for the account, exactly as
                                          the account is registered.

                                        o Signature guarantee if applicable
                                          (see above).

--------------------------------------------------------------------------------
Owners of corporate or                  o Letter of instruction.
association accounts.
                                        o Corporate resolution, certified
                                          within the past twelve months.

                                        o On the letter and the resolution,
                                          the signature of the person(s)
                                          authorized to sign for the account.

                                        o Signature guarantee if applicable
                                          (see above).

--------------------------------------------------------------------------------
Owners or trustees of trust accounts.   o Letter of instruction.

                                        o On the letter, the signature(s) of
                                          the trustee(s).

                                        o Provide a copy of the trust document
                                          certified within the past 12 months.

                                        o Signature guarantee if applicable
                                          (see above).

--------------------------------------------------------------------------------
Joint tenancy shareholders with         o Letter of instruction signed by
rights of survivorship whose              surviving tenant.
co-tenants are deceased.
                                        o Copy of death certificate.

                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------

Executors of shareholder estates.       o Letter of instruction signed by
                                          executor.

                                        o Copy of order appointing executor,
                                          certified within the past 12 months.

                                        o Signature guarantee if applicable
                                          (see above).

--------------------------------------------------------------------------------
Administrators, conservators,           o Call 1-800-225-5291 for
guardians and other sellers or            instructions.
account types not listed above.
--------------------------------------------------------------------------------

----------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
----------------------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."


                                                                 YOUR ACCOUNT 23

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valui ng portfolio securities, but may use fair-value estimates if reliable market prices are unavailable.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Most of short-term dividends are income dividends. Your dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


24 YOUR ACCOUNT

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's income and short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

Year 2000 compliance The adviser and the funds' service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the funds' operations or financial markets generally.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans, SEPs, 401(k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                 YOUR ACCOUNT 25

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock international/global funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the European Equity, Global Health Sciences and International funds have the power to change these funds' respective investment goals without shareholder approval.

Management fees The management fees paid to the investment adviser by the John Hancock international/ global funds last year are as follows:

--------------------------------------------------------------------------------
 Fund                                      % of net assets
--------------------------------------------------------------------------------
 European Equity                           %
--------------------------------------------------------------------------------
 Global                                    %
--------------------------------------------------------------------------------
 Global Health Sciences                    %
--------------------------------------------------------------------------------
 Global Technology                         %
--------------------------------------------------------------------------------
 International                             %
--------------------------------------------------------------------------------
 Pacific Basin Equities                    %
--------------------------------------------------------------------------------
 Short-Term Strategic Income               %


[The following information was represented as a flow chart in the printed material.]

                                -----------------
                                  Shareholders
                                -----------------

Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------

Asset management

                 ----------------------------------------------
                                  Subadvisers
                             John Hancock Advisers
                             International Limited
                               32-36 Duke Street
                               St. James SWIY6DF
                                  London, U.K.

                         American Fund Advisiors, Inc.
                               1415 Kellum Place
                             Garden City, NY 11530

                         Indocam Asia Advisers Limited
                              One Exchange Square
                                   Hong Kong

                             Indocam International
                              Investment Services
                              90 Boulevard Pasteur
                              Paris, France 75015

                          Provide portfolio management
                               to certain funds.
                 ----------------------------------------------

                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodians

                           Investors Bank & Trust co.

                       State Street Bank and Trust Company

                       Holds the funds' assets, settle all
                      portfolio trades and collect most of
                         the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                      ------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                      ------------------------------------


26 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

European Equity Fund

Figures audited by ___________________________.

---------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                                              10/98(1)
---------------------------------------------------------------------------------------------------------------
Per share operating performance
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                $10.00
---------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                                              0.01
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency transactions              0.70
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                      0.71
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                      $10.71
---------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(3)(%)                                                      7.10(4)
---------------------------------------------------------------------------------------------------------------
Total adjusted investment return at net asset value(3,5)(%)                                           6.79(4)
---------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                                                         3,478
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                                           1.90(6)
---------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7)(%)                                                3.83(6)
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                                              0.49(6)
---------------------------------------------------------------------------------------------------------------
Ratio of adjusted net investment (loss) to average net assets(7)(%)                                  (1.44)(6)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                                              4
---------------------------------------------------------------------------------------------------------------
Fee reduction per share(2)($)                                                                         0.03

---------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                                              10/98(1)
---------------------------------------------------------------------------------------------------------------
Per share operating performance
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                    --
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   --
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency transactions                --
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                        --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                          --
---------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)                                                          --
---------------------------------------------------------------------------------------------------------------
Total adjusted investment return at net asset value (%)                                                 --
---------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                                                            --
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                                             --
---------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets (%)                                                    --
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                                                --
---------------------------------------------------------------------------------------------------------------
Ratio of adjusted net investment income to average net assets (%)                                       --
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                                             --
---------------------------------------------------------------------------------------------------------------
Fee reduction per share ($)                                                                             --
---------------------------------------------------------------------------------------------------------------

(1) Class A shares commenced operations on March 2, 1998. Class B shares commenced operations on June 1, 1998.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)   Annualized.
(7)   Unreimbursed, without fee reduction.


                                                                 FUND DETAILS 27

Global Fund

Figures audited by ___________________________.

----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                              10/94       10/95      10/96           10/97       10/98
----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $14.30      $14.16     $12.67          $12.97
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(1)                                      (0.07)      (0.03)     (0.02)          (0.05)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                   1.24       (0.13)      1.20            1.21
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.17       (0.16)      1.18            1.16
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments sold
    and foreign currency transactions                                (1.31)      (1.33)     (0.88)          (1.19)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $14.16      $12.67     $12.97          $12.94
----------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(2) (%)                     8.64       (0.37)      9.87            9.36
----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                       100,973      93,597     94,746          92,127
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                           1.98        1.87       1.88            1.81(3)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)      (0.54)      (0.23)     (0.19)          (0.36)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                             61          60         98              81
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                              10/94       10/95      10/96           10/97       10/98
----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $14.17      $13.93     $12.36          $12.54
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(1)                                      (0.15)      (0.11)     (0.10)          (0.14)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       1.22       (0.13)      1.16            1.18
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.07       (0.24)      1.06            1.04
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments sold
    and foreign currency transactions                                (1.31)      (1.33)     (0.88)          (1.19)
----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                (1.31)      (1.33)     (0.88)          (1.19)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $13.93      $12.36     $12.54          $12.39
----------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(2) (%)                     7.97       (1.01)      9.10            8.67
----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                        31,822      24,570     27,599          28,007
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                           2.59        2.57       2.54            2.49(3)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)      (1.12)      (0.89)     (0.83)          (1.04)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                             61          60         98              81

(1)   Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 per share.


28 FUND DETAILS

Global Health Sciences Fund

Figures audited by ___________________________.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                       8/94        8/95         8/96       10/96(2)    10/97        10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $13.38      $16.51       $21.61       $25.43      $25.11
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 (0.32)      (0.36)(3)    (0.19)(3)    (0.05)(3)   (0.19)(3)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                          3.45        5.46         4.15        (0.27)       6.56
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              3.13        5.10         3.96        (0.32)       6.37
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
      sold and foreign currency transactions                    --          --        (0.14)          --       (1.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $16.51      $21.61       $25.43       $25.11      $30.25
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(4) (%)            23.39       30.89        18.39        (1.26)(5)   26.63
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                18,643      24,394       42,405       42,618      53,122
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                   2.55        2.56         1.80         1.92(6)     1.68
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
   assets (%)                                                (2.01)      (1.99)       (0.75)       (1.04)(6)   (0.71)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                     52          38           68           24          57
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                     8/94(1)      8/95         8/96        10/96(2)       10/97     10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $17.29      $16.46       $21.35       $24.94      $24.60
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(3)                              (0.17)      (0.55)       (0.34)       (0.08)      (0.37)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                         (0.66)       5.44         4.07        (0.26)       6.40
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             (0.83)       4.89         3.73        (0.34)       6.03
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
      sold and foreign currency transactions                    --          --        (0.14)          --       (1.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $16.46      $21.35       $24.94       $24.60      $29.40
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(4) (%)            (4.80)(5)   29.71        17.53        (1.36)(5)   25.76
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                 1,071       6,333       36,591       37,521      53,436
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                   3.34(6)     3.45         2.42         2.62(6)     2.38
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
   assets (%)                                                (2.65)(6)   (2.91)       (1.33)       (1.74)(6)   (1.41)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                     52          38           68           24          57
------------------------------------------------------------------------------------------------------------------------------------

(1)   Class B shares commenced operations on March 7, 1994.
(2) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6)   Annualized.


                                                                 FUND DETAILS 29

Global Technology Fund

Figures audited by __________________.

-------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                    12/93     12/94       12/95       10/96(1)        10/97      10/98
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $14.94    $17.45      $17.84         $24.51       $25.79
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               (0.21)    (0.22)(2)   (0.22)(2)      (0.14)(2)    (0.27)(2)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                        4.92      1.87        8.53           1.42         5.76
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            4.71      1.65        8.31           1.28         5.49
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                       --        --          --             --           --
-------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
      and foreign currency transactions                    (2.20)    (1.26)      (1.64)            --       (1.23)
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                     (2.20)    (1.26)      (1.64)            --       (1.23)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $17.45    $17.84      $24.51         $25.79       $30.05
-------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(3) (%)          32.06      9.62       46.53           5.22(4)     21.90
-------------------------------------------------------------------------------------------------------------------------------
Total adjusted investment return at net asset value(3,5)      --        --       46.41             --           --
-------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)              41,749    52,193     155,001        166,010      184,048
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                 2.10      2.16        1.67           1.57(6)      1.51
-------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)       --        --        1.79             --           --
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
   assets (%)                                              (1.49)    (1.25)      (0.89)         (0.68)(6)    (0.95)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted net investment income (loss) to
   average net assets(7) (%)                                  --        --       (1.01)            --           --
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                   86        67          70             64          104
-------------------------------------------------------------------------------------------------------------------------------
Fee reduction per share ($)                                   --        --        0.02(2)          --           --
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                            12/94(8)      12/95        10/96(1)       10/97       10/98
-------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $17.24      $17.68         $24.08       $25.20
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(2)                                      (0.35)      (0.39)         (0.28)       (0.45)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                2.05        8.43           1.40         5.60
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.70        8.04           1.12         5.15
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
      sold                                                           (1.26)      (1.64)            --        (1.23)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $17.68      $24.08         $25.20       $29.12
-------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(3) (%)                    10.02       45.42           4.65(4)     21.04
-------------------------------------------------------------------------------------------------------------------------------
Total adjusted investment return at net asset value(3,5)                --       45.30             --           --
-------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                         9,324      35,754         50,949       65,851
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                           2.90(6)     2.41           2.27(6)      2.21
-------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7) (%)                 --        2.53             --           --
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
   assets (%)                                                        (1.98)(6)   (1.62)         (1.38)(6)    (1.65)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted net investment income (loss) to
   average net assets(7) (%)                                            --       (1.74)            --           --
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                             67          70             64          104
-------------------------------------------------------------------------------------------------------------------------------
Fee reduction per share ($)                                             --        0.03(2)          --           --
-------------------------------------------------------------------------------------------------------------------------------

(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)   Annualized.
(7)   Unreimbursed, without fee reduction.
(8)   Class B shares commenced operations on January 3, 1994.


30 FUND DETAILS

International Fund

Figures audited by ___________________________.

------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                    10/94(1)           10/95        10/96             10/97       10/98
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $8.50           $8.65        $8.14             $8.70
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   0.07(2)         0.04         0.06(2)          (0.02)(2)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                           0.08           (0.47)        0.50             (0.26)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               0.15           (0.43)        0.56             (0.28)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                          --           (0.03)          --             (0.01)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
      sold and foreign currency transactions                     --           (0.05)          --                --
------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                           --           (0.08)          --             (0.01)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $8.65           $8.14        $8.70             $8.41
------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(3) (%)              1.77(4)        (4.96)        6.88             (3.22)
------------------------------------------------------------------------------------------------------------------------------
Total adjusted investment return at net asset
   value(3,5) (%)                                             (0.52)(4)       (8.12)        5.33             (4.52)
------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                  4,426           4,215        5,098             4,965
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                    1.50(6)         1.64         1.75              1.73(7)
------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(8) (%)        3.79(6)         4.80         3.30              3.03(7)
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
   assets (%)                                                  1.02(6)         0.56         0.68             (0.16)
------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted net investment income (loss) to
   average net assets(8) (%)                                  (1.27)(6)       (2.60)       (0.87)            (1.46)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      50              69           83               169
------------------------------------------------------------------------------------------------------------------------------
Fee reduction per share(2) ($)                                 0.16            0.25         0.14              0.12
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                       10/94(1)        10/95        10/96             10/97       10/98
------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $8.50           $8.61        $8.05             $8.55
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   0.02(2)        (0.03)        0.00(2,9)        (0.08)(2)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                           0.09           (0.48)        0.50             (0.25)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               0.11           (0.51)        0.50             (0.33)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
      sold and foreign currency transactions                     --           (0.05)          --                --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $8.61           $8.05        $8.55             $8.22
------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(3) (%)              1.29(4)        (5.89)        6.21             (3.86)
------------------------------------------------------------------------------------------------------------------------------
Total adjusted investment return at net asset
   value(3,5) (%)                                             (1.00)(4)       (9.05)        4.66             (5.16)
------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                  3,948           3,990        8,175             8,713
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                    2.22(6)         2.52         2.45              2.43(7)
------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(8) (%)        4.51(6)         5.68         4.00              3.73(7)
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
   assets (%)                                                  0.31(6)        (0.37)        0.02             (0.88)
------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted net investment income (loss) to
   average net assets(8) (%)                                  (1.98)(6)       (3.53)       (1.53)            (2.18)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      50              69           83               169
------------------------------------------------------------------------------------------------------------------------------
Fee reduction per share(2) ($)                                 0.16            0.25         0.14              0.12
------------------------------------------------------------------------------------------------------------------------------


                                                                 FUND DETAILS 31

International Fund continued

--------------------------------------------------------------------------------
Class C - period ended:                                               10/98
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of period
--------------------------------------------------------------------------------
Net investment income (loss)
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments,
   foreign currency transactions and financial futures
   contracts Total from investment operations
--------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------
   Dividends from net investment income
--------------------------------------------------------------------------------
Net asset value, end of period
--------------------------------------------------------------------------------
Total investment return at net asset value(2) (%)
--------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)
--------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)
--------------------------------------------------------------------------------

(1)   Class A and Class B shares commenced operations on January 3, 1994.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)   Annualized.
(7) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 cents per share.
(8)   Unreimbursed, without fee reduction.
(9)   Less than $0.01 per share.


32 FUND DETAILS

Pacific Basin Equities Fund

Figures audited by __________________.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                     8/94         8/95          8/96      10/96(2)         10/97       10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $13.27       $15.88        $14.11        $14.74        $14.47
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               (0.10)(3)     0.02(3,4)    (0.02)(3)     (0.02)(3)     (0.07)(3)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                        3.12        (1.24)         0.65         (0.25)        (2.66)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            3.02        (1.22)         0.63         (0.27)        (2.73)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
      sold and foreign currency transactions               (0.41)       (0.55)           --            --         (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $15.88       $14.11        $14.74        $14.47        $11.63
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(5) (%)          22.82        (7.65)         4.47         (1.83)(6)    (19.03)
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)              50,261         37,417      41,951        38,694        21,109
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                 2.43         2.05          1.97          2.21(7)       2.06
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
   assets (%)                                              (0.66)        0.13(4)      (0.15)        (0.83)(7)     (0.49)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                   68           48            73            15           118
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                    8/94(1)         8/95          8/96      10/96(2)         10/97     10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $15.11       $15.84        $13.96        $14.49        $14.20
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(3)                            (0.09)       (0.09)        (0.13)        (0.04)        (0.18)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                        0.82        (1.24)         0.66         (0.25)        (2.59)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.73        (1.33)         0.53         (0.29)        (2.77)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments
      sold and foreign currency transactions                  --        (0.55)           --            --         (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $15.84       $13.96        $14.49        $14.20        $11.32
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(5) (%)          (4.83)(6)    (8.38)         3.80         (2.00)(6)    (19.67)
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)               9,480       14,368        32,342        30,147        17,320
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                 3.00(7)      2.77          2.64          2.90(7)       2.76
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
   assets (%)                                              (1.40)(7)    (0.66)        (0.86)        (1.52)(7)     (1.19)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                   68           48            73            15           118
------------------------------------------------------------------------------------------------------------------------------------

(1)   Class B shares commenced operations on March 7, 1994.
(2) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)   Not annualized.
(7)   Annualized.


                                                                 FUND DETAILS 33

Short-Term Strategic Income Fund

Figures audited by ___________________________.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                          10/94            10/95            10/96         10/97        10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $9.12            $8.47            $8.41         $8.46
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      0.76(1)          0.77(1)          0.65          0.61(1)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                             (0.53)           (0.06)            0.05         (0.15)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  0.23             0.71             0.70          0.46
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                          (0.62)           (0.61)           (0.57)        (0.52)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income              (0.04)              --               --         (0.08)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net realized gain on
      investments sold                                           (0.12)              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital paid-in                            (0.10)           (0.16)           (0.08)        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                           (0.88)           (0.77)           (0.65)        (0.61)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $8.47            $8.41            $8.46         $8.31
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(2) (%)                 2.64             8.75             8.60          5.55
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                    13,091           16,997           49,338        64,059
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                       1.26             1.33             1.48          1.43
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   net assets (%)                                                 8.71             9.13             7.59          7.22
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        150              147               77            71
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                          10/94            10/95            10/96         10/97        10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $9.11            $8.46            $8.40         $8.45
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      0.70(1)          0.70(1)          0.59          0.55(1)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                             (0.53)           (0.06)            0.05         (0.15)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  0.17             0.64             0.64          0.40
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                          (0.56)           (0.56)           (0.52)        (0.47)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income              (0.04)              --               --         (0.07)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net realized gain on
      investments sold                                           (0.12)              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital paid-in                            (0.10)           (0.14)           (0.07)        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                           (0.82)           (0.70)           (0.59)        (0.55)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $8.46            $8.40            $8.45         $8.30
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(2) (%)                 1.93             7.97             7.89          4.83
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                    98,390           84,601           48,137        25,908
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                       1.99             2.07             2.12          2.13
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
   assets (%)                                                     8.00             8.40             7.07          6.51
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        150              147               77            71
------------------------------------------------------------------------------------------------------------------------------------

(1)   Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.


34 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock international/global funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhancock.com/funds

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC

By phone: 1-800-SEC-0330

By mail: Public Reference Section Securities and Exchange Commission Washington, DC 20549-6009 (duplicating fee required)

On the Internet: www.sec.gov

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts
       02199-7603

       John Hancock(R)

                                               (C) 1998 John Hancock Funds, Inc.
                                                                      GLIPN 3/99

                    JOHN HANCOCK GLOBAL HEALTH SCIENCES FUND

                       Class A, Class B and Class C Shares


                       Statement of Additional Information


                                  March 1, 1999



This Statement of Additional Information provides information about John Hancock Global Health Sciences Fund (the "Fund") in addition to the information that is contained in the combined International/Global Funds' Prospectus dated March 1, 1999 (the "Prospectus"). The Fund is a non-diversified series of John Hancock World Fund (the "Trust").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston MA 02217-1000
                                1-(800)-225-5291


                                Table of Contents

                                                                            Page

Organization of the Fund...............................................        2
Investment Objective and Policies......................................        2
Investment Restrictions................................................       12
Those Responsible for Management.......................................       14
Investment Advisory and Other Services.................................       23
Distribution Contracts.................................................       25
Sales Compensation.....................................................       27
Net Asset Value........................................................       28
Initial Sales Charge on Class A Shares.................................       29
Deferred Sales Charge on Class B and Class C Shares ...................       31
Special Redemptions....................................................       35
Additional Services and Programs.......................................       35
Description of the Fund's Shares.......................................       37
Tax Status.............................................................       38
Calculation of Performance.............................................       43
Brokerage Allocation...................................................       44
Transfer Agent Services................................................       46
Custody of Portfolio...................................................       46
Independent Auditors...................................................       46
Appendix A- Description of Investment Risk.............................      A-1
Appendix B-Description of Bond and Commercial Paper Ratings............      B-1
Financial Statements...................................................      F-1

ORGANIZATION OF THE FUND


The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust in August, 1986 under the laws of The Commonwealth of Massachusetts. On January 1, 1995, the Fund changed its name from John Hancock Freedom Global Rx and on October 1, 1998 changed its name from John Hancock Global Rx to John Hancock Global Health Sciences Fund.


John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendex A contains further information describing investment risk. The investment objective is non-fundamental. There is no assurance that the Fund will achieve its investment objective.


The investment objective of the Fund is long-term capital appreciation through investments in an international portfolio consisting primarily of equity securities of issuers in the health care industry. Accordingly, the Fund seeks to increase the value of shareholder investments, and any current income is incidental to this objective.

Under normal conditions, the Fund will invest at least 65% of its total assets in the securities of health care companies. A "health care" company is one in which at least 50% of gross revenues are derived from, or 50% of gross assets are committed to, health care activities as of the end of its last fiscal year or its most recent publicly available financial statement. The health care industry is diverse, including companies which design, produce and/or sell prescription drugs and over-the-counter medicines, drug delivery systems and medical and analytical instruments; companies which own and/or manage health care facilities; and companies involved in biotechnology. Because the Fund concentrates its investments in the health care industry, its performance is closely tied to conditions in this industry. The types of products and services comprising this industry tend to become obsolete quickly with the discovery of more effective medical techniques. Additionally, the companies providing these services and products are subject to strict government regulation which could have an unfavorable impact on the price and supply of their services and products. Because the Fund is non-diversified it will be more susceptible to adverse developments affecting any single issuer.

The Fund invests in common stocks and in securities convertible into or with rights to purchase common stock of U.S. and foreign issuers. The value of convertible securities, while influenced by the level of interest rates, is also affected by the changing value of the underlying common stock into which the securities are convertible. The Fund will not purchase any convertible securities rated below "B" by a major rating agency.


A significant portion of the Fund's investments are expected to be in countries with developing markets, and in smaller capitalization developing-growth companies with relatively limited operating histories as publicly traded companies, and without regard to a record of profits or dividends. Investing in securities of smaller capitalization developing-growth companies also involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility in these small companies and unseasoned stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for these stocks and the greater sensitivity of small companies to changing economic conditions in their geographic region. Securities of these companies involve higher investment risks than those normally associated with larger firms due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources. Normally, the Fund will invest in the securities markets of at least three countries, potentially including the United States.

Investment in Foreign Securities. The Fund may invest in the securities of foreign issuers in the form of sponsored and unsponsored American Depository
Receipts ("ADRs") European Depository Receipts (EDRs) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs are designed for use in foreign securities markets. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States.

The securities markets of many countries have in the past moved relatively independently of one another, due to differing economic, financial, political and social factors. When markets in fact move in different directions and offset each other, there may be a corresponding reduction in risk for the Fund's portfolio as a whole. This lack of correlation among the movements of the world's securities markets may also affect unrealized gains the Fund has derived from movements in any one market.

If securities traded in markets moving in different directions are combined into a single portfolio, such as that of the Fund, total portfolio volatility may be reduced. Since the Fund may invest in securities denominated in currencies other than U.S. dollars, changes in foreign currency exchange rates may affect the value of its portfolio securities. Exchange rates may not move in the same direction as the securities markets in a particular country. As a result, market gains may be offset by unfavorable exchange rate fluctuations.

Foreign Currency Transactions. The Fund's foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser.

If the Fund purchases a forward contract or sells a forward contract for non-hedging purposes, its custodian will segregate cash or liquid securities, of any type or maturity, in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United State exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorable or unfavorable from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases, capital gains and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.


Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of these securities (plus accrued interest thereon) under such agreements. In addition, the Fund will not borrow money or enter into reverse repurchase agreements except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.


All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option,
(ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.


The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments [or currencies] for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualifications as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.


Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.


Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. The Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The Fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced the Fund is required to pay to the lender any accrued interest and may be required to pay a premium.

The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the Securities and Exchange Commission (the "SEC"), if the Fund engages in short sales of the type referred to in non-fundamental Investment Restriction No. (c) (ii) and (iii) below, it must put in a segregated account (not with the broker) an amount of cash or U.S. Government securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. Except for short sales against the box, the amount of the Fund's net assets that may be committed to short sales is limited and the securities in which short sales are made must be listed on a national securities exchange.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to the Fund and may result in gains from the sale of securities deemed to have been held for less than three months, which gains must constitute less than 30% of the Fund's gross income for its taxable year in order for the Fund to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for that year.

The Fund does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount in such segregated account exceeds 5% of the value of the Fund's net assets. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Over the past several years, political and economic events in foreign countries and in the health care industry have affected the Fund's geographic allocation of assets. A high rate of portfolio turnover (100% or more) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

(1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph 3 below, are not deemed to be senior securities.

(2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

(3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value.

(4) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(5) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies that invest in real estate or interests therein.

(6) Make loans, except that the Fund may (1) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7) Invest in commodities or in commodity contracts or in puts, calls, or combinations of both, except options on currency, securities and securities indices, futures contracts on currency, securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(8) Purchase securities, other than obligations of the U.S. Government or any of its agencies or instrumentalities, if such purchase would cause 25% or more of the value of the Fund's total assets to be invested in securities of issuers conducting their principal business activities in the same industry, except that the Fund shall invest at least 25% of the value of its total assets in securities of issuers in the health care industry.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

(a) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or repurchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to be participation in a joint securities trading account.

(b) Purchase securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

(c) Make short sales of securities or maintain a short position unless (i) at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short; (ii) for the purpose of hedging the Fund's exposure to an actual or anticipated market decline in the value of its investments; or (iii) in order to profit from an anticipated decline in the value of a security.

(d) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

(e) Invest more than 15% of its net assets in illiquid securities.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Edward J. Boudreau, Jr. *                Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                    Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                               Chairman, Director and Chief
October 1944                                                                    Executive Officer, The Berkeley
                                                                                Financial Group, Inc. ("The
                                                                                Berkeley Group"); Chairman and
                                                                                Director, NM Capital Management,
                                                                                Inc. ("NM Capital"), John Hancock
                                                                                Advisers International Limited
                                                                                ("Advisers International") and
                                                                                Sovereign Asset Management
                                                                                Corporation ("SAMCorp"); Chairman,
                                                                                Chief Executive Officer and
                                                                                President, John Hancock Funds, Inc.
                                                                                ("John Hancock Funds"); Chairman,
                                                                                First Signature Bank and Trust
                                                                                Company; Director, John Hancock
                                                                                Insurance Agency, Inc. ("Insurance
                                                                                Agency, Inc."), John Hancock
                                                                                Advisers International (Ireland)
                                                                                Limited ("International Ireland"),
                                                                                John Hancock Capital Corporation
                                                                                and New England/Canada Business
                                                                                Council; Member, Investment Company
                                                                                Institute Board of Governors;
                                                                                Director, Asia Strategic Growth
                                                                                Fund, Inc.; Trustee, Museum of
                                                                                Science; Director, John Hancock
                                                                                Freedom Securities Corporation
                                                                                (until September 1996); Director,
                                                                                John Hancock Signature Services,
                                                                                Inc. ("Signature Services") (until
                                                                                January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Dennis S. Aronowitz                      Trustee                                Professor of Law, Emeritus, Boston
1216 Falls Boulevard                                                            University School of Law (as of
Fort Lauderdale, FL  33327                                                      1996); Director, Brookline Bankcorp.
June 1931

Richard P. Chapman, Jr.                  Trustee (1)                            Director, President and Chief
160 Washington Street                                                           Executive Officer, Brookline
Brookline, MA  02147                                                            Bankcorp. (lending); Director,
February 1935                                                                   Lumber Insurance Companies (fire and
                                                                                casualty insurance); Trustee,
                                                                                Northeastern University (education);
                                                                                Director, Depositors Insurance Fund,
                                                                                Inc. (insurance).

William J. Cosgrove                      Trustee                                Vice President, Senior Banker and
20 Buttonwood Place                                                             Senior Credit Officer, Citibank,
Saddle River, NJ  07458                                                         N.A. (retired September 1991);
January 1933                                                                    Executive Vice President, Citadel
                                                                                Group Representatives, Inc.; EVP
                                                                                Resource Evaluation, Inc.
                                                                                (consulting) (until October 1993);
                                                                                Trustee, the Hudson City Savings
                                                                                Bank (since 1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Douglas M. Costle                        Trustee (1)                            Director, Chairman and Distinguished
RR2 Box 480                                                                     Senior Fellow, Institute for
Woodstock, VT  05091                                                            Sustainable Communities, Montpelier,
July 1939                                                                       Vermont (since 1991); Dean, Vermont
                                                                                Law School (until 1991); Director,
                                                                                Air and Water Technologies (until
                                                                                1996) (environmental services and
                                                                                equipment), Niagara Mohawk Power
                                                                                Corp. (electric services); Concept
                                                                                Five Technologies (until 1997);
                                                                                Mitretek Systems (governmental
                                                                                consulting services); Conversion
                                                                                Technologies, Inc.; Living
                                                                                Technologies, Inc.


Leland O. Erdahl                         Trustee                                Director of Uranium Resources
8046 Mackenzie Court                                                            Corporation, Hecla Mining Company,
Las Vegas, NV  89129                                                            Canyon Resources Corporation and
December 1928                                                                   Original Sixteen to One Mine, Inc.
                                                                                (from 1984-1987 and 1991-1998)
                                                                                (management consultant); Director,
                                                                                Freeport McMoran Copper & Gold, Inc.
                                                                                (until 1997); Vice President, Chief
                                                                                Financial Officer and Director of
                                                                                Amax Gold, Inc. (until 1998)

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Richard A. Farrell                        Trustee                               President of Farrell, Healer & Co.,
The Venture Capital Fund of New England                                         (venture capital management firm)
160 Federal Street                                                              (since 1980);  Prior to 1980,
23rd Floor                                                                      headed the venture capital group at
Boston, MA  02110                                                               Bank of Boston Corporation.
November 1932

Gail D. Fosler                            Trustee                               Senior Vice President and Chief
3054 So. Abingdon Street                                                        Economist, The Conference Board
Arlington, VA  22206                                                            (non-profit economic and business
December 1947                                                                   research); Director, Unisys Corp.;
                                                                                and H.B. Fuller Company.  Director,
                                                                                National Bureau of Economic
                                                                                Research (academic).

William F. Glavin                         Trustee                               President  Emeritus,  Babson College
120 Paget Court - John's  Island                                                (as  of  1997);  Vice  Chairman,  Xerox
Vero  Beach,  FL  32963                                                         Corporation (until June 1989);
March 1932                                                                      Director, Caldor Inc., Reebok, Inc.
                                                                                (since 1994) and Inco Ltd.

Anne C. Hodsdon *                         Trustee and President (1,2)            President, Chief Operating Officer
101 Huntington Avenue                                                            and Director, the Adviser, The
Boston, MA  02199                                                                Berkeley Group; Director, John
April 1953                                                                       Hancock Funds, Advisers
                                                                                 International, Insurance Agency,
                                                                                 Inc. and International Ireland;
                                                                                 President and Director, SAMCorp.
                                                                                 and NM Capital; Executive Vice
                                                                                 President, the Adviser (until
                                                                                 December 1994); Director, Signature
                                                                                 Services (until January 1997).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Dr. John A. Moore                        Trustee                                President and Chief Executive
Institute for Evaluating Health Risks                                           Officer, Institute for Evaluating
1629 K Street NW                                                                Health Risks, (nonprofit
Suite 402                                                                       institution) (since September 1989).
Washington, DC  20006-1602
February 1939

Patti McGill Peterson                    Trustee                                Executive Director, Council for
CIES                                                                            International Exchange of Scholars
3007 Tilden Street, N.W.                                                        (since January 1998), Vice
Washington, D.C.  20008                                                         President, Institute of
May 1943                                                                        International Education (since
                                                                                January 1998); Cornell Institute of
                                                                                Public Affairs, Cornell University
                                                                                (until December 1997); President
                                                                                Emerita of Wells College and St.
                                                                                Lawrence University; Director,
                                                                                Niagara Mohawk Power Corporation
                                                                                (electric utility).



John W. Pratt                            Trustee                                Professor of Business Administration
2 Gray Gardens East                                                             Emeritus, Harvard University
Cambridge, MA  02138                                                            Graduate School of Business
September 1931                                                                  Administration (as of June 1998).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                              Company; Director, the Adviser,
P.O. Box 111                                                                    Advisers International, John Hancock
Boston, MA  02117                                                               Funds, John Hancock Distributors,
August 1937                                                                     Inc., Insurance Agency, Inc., John
                                                                                Hancock Subsidiaries, Inc., SAMCorp.
                                                                                and NM Capital; Director, The
                                                                                Berkeley Group; Director, JH
                                                                                Networking Insurance Agency, Inc.;
                                                                                Director, Signature Services (until
                                                                                January 1997).

Osbert M. Hood                           Senior Vice President and Chief        Senior Vice President and Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer, the Adviser, the
Boston, MA  02199                                                               Berkeley Group and John Hancock
August 1952                                                                     Funds, Inc.; Vice President and
                                                                                Chief Financial Officer, John
                                                                                Hancock Mutual Life Insurance
                                                                                Company Retail Sector (until 1997).

John A. Morin                            Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services and John Hancock
July 1950                                                                       Funds; Secretary, NM Capital and
                                                                                SAMCorp.; Clerk, Insurance Agency,
                                                                                Inc.; Counsel, John Hancock Mutual
                                                                                Life Insurance Company (until
                                                                                February 1996), and Vice President
                                                                                of John Hancock Distributors, Inc.
                                                                                (until April 1994).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Susan S. Newton                          Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                           Hancock Funds, Signature Services
Boston, MA  02199                                                               and The Berkeley Group, NM Capital;
March 1950                                                                      Vice President, John Hancock
                                                                                Distributors, Inc. (until April
                                                                                1994).

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer.
Boston, MA  02199
November 1946

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau and Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and/or affiliates and receive no compensation from the Fund for their services.



                              Aggregate              Total Compensation From
                           Compensation From         All Funds in John Hancock
Independent Trustees          the Fund(1)            Fund Complex to Trustees(2)
--------------------          -----------            ---------------------------

Dennis S. Aronowitz
Richard P. Chapman, Jr.+
William J. Cosgrove+
Douglas M. Costle+
Leland O. Erdahl
Richard A. Farrell
Gail D. Fosler
William F. Glavin+
John A. Moore+
Patti McGill Peterson
John W. Pratt
Edward J. Spellman
Total

(1) Compensation is for the fiscal year ended October 31, 1998.

(2) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 1998. As of this date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-two funds.

+ On December 31, 1998, the value of the aggregate deferred compensation from
all funds in the John Hancock Fund Complex for Mr. Chapman was $     , for Mr.
Cosgrove was $    , for Mr. Glavin was $ and for Mr. Moore was $    under the
Deferred Compensation Plan for Independent Trustees.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of November 30, 1998, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned 5% or more of the outstanding shares of the Fund:

Name and Address                                       Percentage of Outstanding
of Shareholder                       Class of Shares   Shares of Class of Fund
--------------                       ---------------   -----------------------

MLPF&S For The Sole Benefit Of Its          A                 5.95%
Customers
4800 Deerlake Drive East
Jacksonville FL 32246-6484

MLPF&S For The Sole Benefit Of Its          B                11.43%
Customers
4800 Deerlake Drive East
Jacksonville FL 32246-6484



As of June 16, 1992, the Trustees established an advisory board in order to provide information of a general medical and scientific nature to investment officers of the Fund. The members of the advisory board are distinct from the Board of Trustees, hold office at the pleasure of the Trustees, are persons with scientific and medical expertise who do not serve the Fund in any other capacity, and are persons who have no power to determine what securities are purchased or sold.


Currently, the advisory board consists of: Mark S. Klempner, M.D., Vice Chairman for Scientific Affairs, Professor of Medicine, physician and scientist, since 1978 with the New England Medical Center Hospitals - Tufts University School Of Medicine, located at 750 Washington Street, Boston, Massachusetts 02111; Deeb Salem, M.D., since 1987 the Chief Medical Officer and Professor of Medicine with the New England Medical Center Hospitals - Tufts University School of Medicine, located at 750 Washington Street, Boston, Massachusetts 02111; Martin A. Samuels, M.D., since 1988 Chief of Neurology with Brigham and Woman's Hospitals, 75 Francis Street, Boston, Massachusetts 02115 and Charles L. Cooney, M.D., a founder of Genzyme Corporation and Chairman of the Biochemistry Department and Pharmaceutical Program at Massachusetts Institute of Technology. The Fund pays each member of the advisory board an annual retainer fee of $10,000.


INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and other mutual funds and publicly traded investment companies in the John Hancock group of funds, having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of $100 billion, the Life Company is one of ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.


As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of the Fund as follows:

Net Asset Value                                  Annual Rate
---------------                                  -----------
First $200,000,000                                  0.80%
Amount over $200,000,000                            0.70%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided its continuance is approved annually both (i) by either the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days' written notice by either party to the contract or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.


For the fiscal years ended August 31, 1996, the Adviser received fees of $457,352. For the period from September 1, 1996 to October 31, 1996, and for the fiscal years ended October 31, 1997 and 1998, the Adviser received fees of $112,225, $725,408 and $ , respectively. In 1996, the Trustees changed the fiscal year-end of the Fund to October 31, 1996.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the period from September 1, 1996 to October 31, 1996, the Fund paid the Adviser $2,630 for services under this agreement. For the fiscal year ended October 31, 1997 and 1998, the Fund paid the Adviser $16,625
and $            , respectively, for services under this Agreement.


In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS


The Fund has a Distribution Agreement contract with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Total underwriting commissions for sales of the Fund's Class A shares for the fiscal periods ended October 31, 1998, October 31, 1997, September 1, 1996 to October 31, 1996 and August 31, 1996 were $ , $288,889, $105,287 and $471,313, respectively, and $ ,$44,643, $36,747 and $71,002, respectively, were retained by John Hancock Funds in 1998, 1997 and 1996, respectively. The remainder of the underwriting commissions were reallowed to Selling Brokers.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A and 1.00% for Class B and Class C shares, of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fee will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate Class B and/or Class C Plans at any time. For the fiscal year ended October 31, 1998, an aggregate of $ of Distribution Expenses or % of the average net assets of the Fund's Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. Class C shares of the Fund did not commenced operations until March 1, 1999; therefore, there are no unreimburse expenses to report.


The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by the vote of a majority of the Independent Trustees, (b) by the vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

For the fiscal year ended October 31, 1998, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services for the Fund. Class C shares did not commence operations until March 1, 1999; therefore, there are no expenses to report.


                                                    Expense Items
                                                    -------------

                                          Printing and                                               Interest,
                                          Mailing of                                                 Carrying or
                                          Prospectus to      Compensation                            Other
                                          New                to Selling           Expenses of        Finance
                      Advertising         Shareholders       Brokers              Distributor        Charges
                      -----------         ------------       -------              -----------        -------
Class A shares        $                   $                  $                    $                  $--
Class B shares        $                   $                  $                    $                  $

SALES COMPENSATION

As part of their business strategies, each of the John Hancock funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets. The sales charges and 12b-1 fees paid by investors are detailed in the prospectus and under "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Whenever you make an investment in the Fund, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.




                                                                 Maximum
                                         Sales charge            reallowance             First year            Maximum total
                                         Paid by investors       Or commission           service fee           compensation (1)
Class A investments                      (% of offering price)   (% of offering price)   (% of offering price) (% of offering price)
-------------------                      ---------------------   ---------------------   ---------------       ---------------------

Up to $49,999                            5.00%                   4.01%                   0.25%                   4.25%
$50,000 - $99,999                        4.50%                   3.51%                   0.25%                   3.75%
$100,000 - $249,999                      3.50%                   2.61%                   0.25%                   2.85%
$250,000 - $499,999                      2.50%                   1.86%                   0.25%                   2.10%
$500,000 - $999,999                      2.00%                   1.36%                   0.25%                   1.60%

Regular investments of
$1 million or more (all funds)
First $1M - $4,999,999                   --                      0.75%                   0.25%                   1.00%
Next $1 - $5M above that                 --                      0.25%                   0.25%                   0.50%
Next $1 or more above that               --                      0.00%                   0.25%                   0.25%

                                                                 Maximum                 First year
                                                                 reallowance             service fee          Maximum
                                                                 Or commission           (% of offering       total compensation
Class B investments                                              (% of offering price)   price)               (% of offering price)
-------------------                                              ---------------------   ---------------      ----------------------

All amounts                                                      3.75%                   0.25%                   4.00%

                                                                 Maximum                 First year
                                                                 reallowance             service fee          Maximum
                                                                 Or commission           (% of offering       total compensation
Class C investments                                              (% of offering price)   price)               (% of offering price)
-------------------                                              ---------------------   ---------------      ----------------------

All amounts                                                      0.75%                   0.25%                   1.00%

(1) Reallowance/commission   percentages   and  service  fee   percentages   are
    calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of a Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of a Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net asset by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of shares of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.


Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family
         (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew, grandparents and same sex domestic partners) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange.

o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate.

                      Amount Invested                    CDSC Rate
                      ---------------                    ---------

                     $1 to $4,999,999                      1.00%
               Next $5 million to $9,999,999               0.50%
              Amounts of $10 million and over              0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.


Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount then being invested but also the purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.


Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth, and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including
TSAs),  SIMPLE IRA, SIMPLE 401(k),  Money Purchase  Pension,  Profit Sharing and
Section 457 plans. Non-qualified and qualified retirement plan investments cannot be combined to satisfy an LOI of 48 month. Such an investment (including accumulations and combinations but not including reinvestment dividends) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.


The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay the sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase or by the Fund to sell any additional Class A shares and may be terminated at any time.


DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year, respectively, of purchase will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service defined contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.


The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.


When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

    oProceeds of 50 shares redeemed at $12 per shares (50 x 12)         $600.00
    o*Minus Appreciation ($12 - $10) x 100 shares                       (200.00)
    o Minus proceeds of 10 shares not subject to
      CDSC (dividend reinvestment)                                      (120.00)
                                                                        -------
    oAmount subject to CDSC                                             $280.00

    *The appreciation is based on all 100 shares in the lot not just the shares being redeemed.


Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the Distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.


* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)


* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" in the Prospectus.


* Redemptions where the proceeds are used to purchase a John Hancock Declaration Variable annuity.

* Redemptions of Class B (but not Class C) shares made under a periodic withdrawal plan, or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A or Class C shares that are subject to a CDSC.)


* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.


* Redemptions of Class A or Class C shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.

For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRA, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.


*        Returns of excess contributions made to these plans.


* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.


* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for reference.



CDSC Waiver Matrix for Class B and Class C
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Type of               401(a) Plan        403(b)              457                IRA, IRA            Non-
Distribution          (401(k), MPP,                                             Rollover            retirement
                      PSP)
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Death or              Waived             Waived              Waived             Waived              Waived
Disability

--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Over 70 1/2           Waived             Waived              Waived             Waived for          12% of
                                                                                mandatory           account value
                                                                                distributions or    annually in
                                                                                12% of account      periodic
                                                                                value annually in   payments
                                                                                periodic
                                                                                payments
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Between 59 1/2        Waived             Waived              Waived             Waived for Life     12% of
and 70 1/2                                                                      Expectancy or 12%   account value
                                                                                of account value    annually in
                                                                                annually in         periodic
                                                                                periodic            payments
                                                                                payments
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Under 59 1/2          Waived for         Waived for          Waived for         Waived for          12% of
(Class B only)        annuity payments   annuity payments    annuity payments   annuity payments    account value
                      (72t) or 12% of    (72t) or 12% of     (72t) or 12% of    (72t) or 12% of     annually in
                      account value      account value       account value      account value       periodic
                      annually in        annually in         annually in        annually in         payments
                      periodic           periodic            periodic           periodic
                      payments           payments            payments           payments
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Loans                 Waived             Waived              N/A                N/A                 N/A

--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Termination of        Not Waived         Not Waived          Not Waived         Not Waived          N/A
Plan
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Hardships             Waived             Waived              Waived             N/A                 N/A

--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Return of             Waived             Waived              Waived             Waived              N/A
Excess
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------


If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90- day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Maturity Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".


Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.


The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.


Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of the CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and two other series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. The Trustees have also authorized the issuance of three classes of shares of the Fund, designated as Class A, Class B and Class C.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class shares will be borne exclusively by that class (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to multiple-class structures. Similarly, the net asset value per share may vary depending on the class of shares purchased. No interest will be paid on uncashed dividend or redemption checks.


In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. exempt with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A Foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes. The Fund has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.


The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.


Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and long-term capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.


Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign  exchange  gains and  losses  realized  by the Fund in  connection  with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, possibly including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from these passive foreign investment companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its investments in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options, futures, foreign currency positions and foreign currency forward contracts.

Certain of options, futures, and forward currency contracts undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and may affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, short sale or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on transactions involving options, futures, or forward contracts, and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to seek to minimize any potential adverse tax consequences.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options, futures or forward transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.


Upon a redemption or other distribution of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and
(c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.


For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. The Fund does not have any capital loss carryforwards.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of any share of stock held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirement stated above with respect to their Fund shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise-deductible amount, will be included in determining alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, that current recognition of income would be required.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the U.S. or deductions may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes"), paid by the Fund, subject to certain provisions and limitations contained in the Code, if the Fund so elects. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as foreign taxes paid by them.

If the Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable income, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Fund and
(ii) the portion of Fund dividends which represents income from each foreign country. If the Fund cannot or does not make this election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.


The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distribution from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


The average annual total return on Class A shares of the Fund for the 1 year and 5 year periods ended October 31, 1998 and since commencement of operations on
October 1, 1991 was        %,          % and            %,  respectively.  The
average annual total return on Class B shares of the Fund for the 1 year period ended October 31, 1998 and since commencement of operations on
March 7, 1994 was      % and      %,  respectively.  Class C shares of the Fund
commenced operations on March 1, 1999; therefore, there is no average annual total return to report.


Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and life-of-fund periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                             n ________
                        T = \ / ERV / P - 1


P =        a hypothetical initial investment of $1,000
T =        average annual total return
n =        number of years
ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 year and life-of-fund periods.


Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.


From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds, such as Lipper Analytical Services, Inc.'s "Lipper- Mutual Performance Analysis," a monthly publication which tracks net assets and total return on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S, AND BARRON'S, may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risks of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by officers of the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of the officers of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker- dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of broker and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the years ended August 31, 1996, the Fund paid negotiated brokerage commissions in the amount of $77,611. For the period from September 1, 1996 to October 31, 1996, the Fund paid negotiated commissions in the amount of $31,063 and for the fiscal years ended October 31, 1997 and 1998,
the Fund paid negotiated commissions of $94,269 and $      , respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. For the fiscal year ended October 31, 1998, the Fund directed commissions in the amount of $ 2,678 to compensate to brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer ("Distributors" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. For the period from September 1, 1996 to October 31, 1996, and fiscal years ended
October 31, 1997 and 1998, the Fund paid no brokerage commissions to any Affiliated Broker.


Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $19.00 for each Class A shareholder account, $21.50 for each Class B shareholder account and $20.50 for each Class C shareholder account. The Fund also pays certain out-of- pocket expenses and these expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.


CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Under the custodian agreement, State Street Bank and Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS


The independent auditors of the Fund are __________________________, 160 Federal Street, Boston, Massachusetts 02110. ___________________________ audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

APPENDIX A- Description of Investment Risk

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). (e.g., short sales, currency contracts, financial futures and options; securities and index options).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., repurchase agreements, securities lending, foreign debt securities, non-investment-grade debt securities, asset-backed securities, mortgage-backed securities, participation interests, financial futures and options; securities and index options, structured securities).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses. (e.g., currency trading, foreign debt securities, currency contracts, financial futures and options; securities and index options).

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.(e.g., mortgage-backed securities, structured securities).

Information risk The risk that key information about a security or market is inaccurate or unavailable.(e.g., non-investment-grade debt securities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.(e.g., foreign debt securities, non-investment-grade debt securities, asset-backed securities, mortgage-backed securities, participation interests, financial future and options; securities and index options, structured securities).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., when-issued securities and forward commitments, currency contracts, financial futures and options; securities and index options, structured securities).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., short sales, non-investment-grade debt securities, restricted and illiquid securities, mortgage-backed securities, participation interests, currency contracts, financial futures and options; securities and index options, structured securities).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, foreign debt securities, non-investment-grade debt securities, restricted and illiquid securities, financial futures and options; securities and index options, structured securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments, currency contracts, financial futures and options; securities and index options).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war. (e.g., foreign debt securities).

Prepayment risk The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities. (e.g., mortgage-backed securities, structured securities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade debt securities, restricted and illiquid securities, participation interests, structured securities)

APPENDIX B-DESCRIPTION OF BOND RATINGS

Moody's Bond Ratings

"Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in 'Aaa' securities."

"Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well."

"Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position, characterizes bonds in this class."

"Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue. Should no rating be assigned, the reason may be one of the following: (i) an application for rating was not received or accepted; (ii) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (iii) there is a lack of essential data pertaining to the issue or issuer; or (iv) the issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


Standard & Poor's Bond Ratings

"AAA. Debt rated 'AAA' has the highest rating by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

"AA. Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"A. Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

"BBB. Debt rated 'BBB' is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

"Debt rated "BB" or "B" is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and pay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions."

Unrated. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER RATINGS

Moody's Commercial Paper Ratings

Moody's ratings for commercial paper are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's two highest commercial paper rating categories are as follows:

"P-1 -- "Prime-1" indicates the highest quality repayment capacity of the rated issues.

"P-2 -- "Prime-2" indicates that the issuer has a strong capacity for repayment of short-term promissory obligations. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained."

Standard & Poor's Commercial Paper Ratings

Standard & Poor's commercial paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Standard & Poor's two highest commercial paper rating categories are as follows:

"A-1 -- This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation."

"A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1."

FINANCIAL STATEMENTS

                        JOHN HANCOCK EUROPEAN EQUITY FUND


                       Class A, Class B and Class C Shares


                       Statement of Additional Information


                                  March 1, 1999

This Statement of Additional Information provides information about John Hancock European Equity Fund (the "Fund") in addition to the information that is contained in the International/Global Funds' Prospectus dated March 1, 1999 (the "Prospectus"). The Fund is a diversified series of John Hancock World Fund (the "Trust").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:


                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston MA 02217-1000
                                 1-800-225-5291


                                TABLE OF CONTENTS

                                                                            Page
Organization of the Fund................................................       2
Investment Objective and Policies.......................................       2
Investment Restrictions.................................................      12
Those Responsible for Management.......................................       14
Investment Advisory and Other Services..................................      22
Distribution Contracts..................................................      25
Sales Compensation......................................................      26
Net Asset Value.........................................................      28
Initial Sales Charge on Class A Shares..................................      28
Deferred Sales Charge on Class B  and Class C Shares....................      31
Special Redemptions.....................................................      34
Additional Services and Programs........................................      35
Description of the Fund's Shares........................................      37
Tax Status..............................................................      38
Calculation of Performance..............................................      43
Brokerage Allocation....................................................      44
Transfer Agent Services.................................................      46
Custody of Portfolio....................................................      46
Independent Auditors....................................................      46
Appendix A - Description of Investment Risk ............................     A-1
Appendix B - Description of Bond Ratings ...............................     B-1
Financial Statements....................................................     F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end, investment management company organized as a Massachusetts business trust on August 8, 1986 under the laws of The Commonwealth of Massachusetts.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser and provides advice with respect to any investments in the U.S. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.

The Fund's Sub-Adviser, Indocam International Investment Services ("IIIS") (the "Sub-Adviser"), is an experienced investment adviser for funds authorized to invest in Europe, and investment personnel of IIIS also act as portfolio managers of IIIS in connection with these European funds. IIIS is responsible for providing advice to the Fund with respect to investments other than in the U.S., subject to the review of the Trustees and overall supervision of the Adviser.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to achieve long-term capital appreciation. The Fund will seek to accomplish this objective through investment in a diversified portfolio of European equity securities. These issuers ("European Issuers") will consist of:

          (1) companies the equity securities of which are traded principally on stock exchanges in Europe;
          (2) companies deriving at least 50% of their total revenue from goods produced, sales made or services performed in Europe; or
          (3) companies that are organized under the laws of European countries,


The principal European countries in which the Fund will invest are the established markets of Germany, France, England, Sweden, Denmark, Spain, Switzerland, Italy, Netherlands, Belgium, Norway, Portugal, Ireland and Finland. Appendix A contains further informaton describing investment risks. The investment objective is non-fundamental. There can be no assurance that the Fund will achieve its investment objective.


Under normal conditions, the Fund will invest at least 80% its total assets in the equity securities (consisting of common stock, warrants and securities convertible into common stock) of European Issuers. The balance of the Fund's assets will be invested in (1) equity securities of European Issuers which trade principally on developing or "emerging" market stock exchanges and (2) investment grade debt securities (i.e., rated BBB, Baa or higher by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. ("Moody's"), or, if unrated by either such service, determined to be of comparable quality by the Adviser or the Sub-Adviser) of U.S. and European companies and governments and U.S. and European bank certificates of deposit. Debt securities rated BBB or Baa and unrated securities of equivalent quality are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's capacity to pay interest and repay principal.

Under normal conditions, up to 20% of the Fund's total assets may be held in cash or investment grade short-term securities and repurchase agreements (denominated in U.S. dollars) to meet anticipated redemptions of the Fund's shares. When the Adviser or Sub-Adviser believe it is appropriate to maintain a defensive position, all or any part of the Fund's assets may be temporarily invested in money market instruments, including but not limited to governmental obligations, certificates of deposit, bankers' acceptances, commercial paper and investment grade short-term corporate debt securities, cash and repurchase agreements. Any of the foregoing, including cash, may be denominated in U.S. or foreign currencies and may be obligations of foreign issuers.

The Fund has not established any limitations on the allocation of investments among the European countries. The portion of the Fund's assets to be allocated to each of the European countries will be determined by the Adviser and the Subadviser. In making this allocation several factors will be considered, including the relative economic growth and potential of the various economies and securities markets, expected levels of inflation, governmental policies influencing business conditions, regulatory and tax consideration, the domestic and international strength of the leading industrial sectors and currency stability relative to the U.S.

The Fund currently uses a disciplined investment strategy combining country, sector and company analysis. The Fund's management team seeks to identify those companies with strong earnings, healthy industry growth projections and political and economic stability in their countries. The Fund currently is also focusing on certain companies that will benefit from the European Monetary Union ("EMU"), with an expectation that the advent of the EMU will give European companies more freedom to increase profits, potentially increasing investment opportunities. This strategy can be changed at any time.


Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated, or its rating may be reduced below minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.


Investment in Foreign Securities. The Fund may invest directly in the securities of foreign issuers as well as in the form of sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These convertible securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. Issuers of unsponsored ADRs are not required to disclose material information in the United States.

Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Fund would review its investment objective and investment policies to determine whether changes are appropriate.

The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.

Foreign Currency Transactions. The Fund's foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions deemed appropriate by the Adviser and Sub-Adviser.

If the Fund purchases a forward contract or sells a forward contract for non-hedging purposes, its custodian will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees Adviser or Sub-Adviser determines, based upon a continuing review of the trading markets for specific
Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit. The Trustees may adopt guidelines and delegate to the Adviser and Sub-Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for these determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser or a Sub-Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.


Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of these securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not purchase additional securities while all borrowings exceed 5% of its total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.


Options on Securities,  and Securities Indices.  The Fund may purchase and write
(sell) call and put options on any securities in which it may invest, or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.


All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.


The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualifications as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.


Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short Sales. The Fund may engage in short sales against the box. In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Rights  and  Warrants.  The Fund may  purchase  warrants  and  rights  which are securities  permitting,  but  not  obligating,  their  holder  to  purchase  the
underlying   securities  at  a  predetermined   price,  subject  to  the  Fund's
Fundamental Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the prospectus.
INVESTMENT RESTRICTIONS


Fundamental Investment Restrictions. The following investment restrictions will not be changed. without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if at least 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or
(2) more than 50% of the Fund's outstanding shares.

The Fund observes the following fundamental restrictions.

The Fund may not:

         1. Issue senior securities, except as permitted by paragraphs 2, 5 and 6 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

         2. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; and (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

         3. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

         4. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

         5. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

         6. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

         8. With respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

                  (i) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.


Non-fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

         1. Purchase securities on margin or make short sales, or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         2. Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or any Sub-adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

         3. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

         4. Invest more than 15% of its net assets in illiquid securities.

         5. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

         6. Invest for the purpose of exercising control over or management of any company.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

Nothing in the foregoing investment restrictions shall be deemed to prohibit the Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, except that no such purchase may be made if as a result, the Fund will no longer be a diversified investment company as defined in the Investment Company Act or will fail to meet the diversification requirements for a regulated investment company under the Internal Revenue Code of 1986, as amended.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees of the Trust, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Edward J. Boudreau, Jr. *                Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                    Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                               Chairman, Director and Chief
October 1944                                                                    Executive Officer, The Berkeley
                                                                                Financial Group, Inc. ("The
                                                                                Berkeley Group"); Chairman and
                                                                                Director, NM Capital Management,
                                                                                Inc. ("NM Capital"), John Hancock
                                                                                Advisers International Limited
                                                                                ("Advisers International") and
                                                                                Sovereign Asset Management
                                                                                Corporation ("SAMCorp"); Chairman,
                                                                                Chief Executive Officer and
                                                                                President, John Hancock Funds, Inc.
                                                                                ("John Hancock Funds"); Chairman,
                                                                                First Signature Bank and Trust
                                                                                Company; Director, John Hancock
                                                                                Insurance Agency, Inc. ("Insurance
                                                                                Agency, Inc."), John Hancock
                                                                                Advisers International (Ireland)
                                                                                Limited ("International Ireland"),
                                                                                John Hancock Capital Corporation
                                                                                and New England/Canada Business
                                                                                Council; Member, Investment Company
                                                                                Institute Board of Governors;
                                                                                Director, Asia Strategic Growth
                                                                                Fund, Inc.; Trustee, Museum of
                                                                                Science; Director, John Hancock
                                                                                Freedom Securities Corporation
                                                                                (until September 1996); Director,
                                                                                John Hancock Signature Services,
                                                                                Inc. ("Signature Services") (until
                                                                                January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Dennis S. Aronowitz                      Trustee                                Professor of Law, Emeritus, Boston
1216 Falls Boulevard                                                            University School of Law (as of
Fort Lauderdale, FL  33327                                                      1996); Director, Brookline Bankcorp.
June 1931

Richard P. Chapman, Jr.                  Trustee (1)                            Director, President and Chief
160 Washington Street                                                           Executive Officer, Brookline
Brookline, MA  02147                                                            Bankcorp. (lending); Director,
February 1935                                                                   Lumber Insurance Companies (fire and
                                                                                casualty insurance); Trustee,
                                                                                Northeastern University (education);
                                                                                Director, Depositors Insurance Fund,
                                                                                Inc. (insurance).

William J. Cosgrove                      Trustee                                Vice President, Senior Banker and
20 Buttonwood Place                                                             Senior Credit Officer, Citibank,
Saddle River, NJ  07458                                                         N.A. (retired September 1991);
January 1933                                                                    Executive Vice President, Citadel
                                                                                Group Representatives, Inc.; EVP
                                                                                Resource Evaluation, Inc.
                                                                                (consulting) (until October 1993);
                                                                                Trustee, the Hudson City Savings
                                                                                Bank (since 1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Douglas M. Costle                        Trustee (1)                            Director, Chairman and Distinguished
RR2 Box 480                                                                     Senior Fellow, Institute for
Woodstock, VT  05091                                                            Sustainable Communities, Montpelier,
July 1939                                                                       Vermont (since 1991); Dean, Vermont
                                                                                Law School (until 1991); Director,
                                                                                Air and Water Technologies (until
                                                                                1996) (environmental services and
                                                                                equipment), Niagara Mohawk Power
                                                                                Corp. (electric services); Concept
                                                                                Five Technologies (until 1997);
                                                                                Mitretek Systems (governmental
                                                                                consulting services); Conversion
                                                                                Technologies, Inc.; Living
                                                                                Technologies, Inc.


Leland O. Erdahl                         Trustee                                Director of Uranium Resources
8046 Mackenzie Court                                                            Corporation, Hecla Mining Company,
Las Vegas, NV  89129                                                            Canyon Resources Corporation and
December 1928                                                                   Original Sixteen to One Mine, Inc.
                                                                                (from 1984-1987 and 1991-1998)
                                                                                (management consultant); Director,
                                                                                Freeport McMoran Copper & Gold, Inc.
                                                                                (until 1997); Vice President, Chief
                                                                                Financial Officer and Director of
                                                                                Amax Gold, Inc. (until 1998)
-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Richard A. Farrell                        Trustee                               President of Farrell, Healer & Co.,
The Venture Capital Fund of New England                                         (venture capital management firm)
160 Federal Street                                                              (since 1980);  Prior to 1980,
23rd Floor                                                                      headed the venture capital group at
Boston, MA  02110                                                               Bank of Boston Corporation.
November 1932

Gail D. Fosler                            Trustee                               Senior Vice President and Chief
3054 So. Abingdon Street                                                        Economist, The Conference Board
Arlington, VA  22206                                                            (non-profit economic and business
December 1947                                                                   research); Director, Unisys Corp.;
                                                                                and H.B. Fuller Company.  Director,
                                                                                National Bureau of Economic
                                                                                Research (academic).

William F. Glavin                         Trustee                               President  Emeritus,  Babson College
120 Paget Court - John's  Island                                                (as  of  1997);  Vice  Chairman,  Xerox
Vero  Beach,  FL  32963                                                         Corporation (until June 1989);
March 1932                                                                      Director, Caldor Inc., Reebok, Inc.
                                                                                (since 1994) and Inco Ltd.

Anne C. Hodsdon *                         Trustee and President (1,2)            President, Chief Operating Officer
101 Huntington Avenue                                                            and Director, the Adviser, The
Boston, MA  02199                                                                Berkeley Group; Director, John
April 1953                                                                       Hancock Funds, Advisers
                                                                                 International, Insurance Agency,
                                                                                 Inc. and International Ireland;
                                                                                 President and Director, SAMCorp.
                                                                                 and NM Capital; Executive Vice
                                                                                 President, the Adviser (until
                                                                                 December 1994); Director, Signature
                                                                                 Services (until January 1997).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Dr. John A. Moore                        Trustee                                President and Chief Executive
Institute for Evaluating Health Risks                                           Officer, Institute for Evaluating
1629 K Street NW                                                                Health Risks, (nonprofit
Suite 402                                                                       institution) (since September 1989).
Washington, DC  20006-1602
February 1939

Patti McGill Peterson                    Trustee                                Executive Director, Council for
CIES                                                                            International Exchange of Scholars
3007 Tilden Street, N.W.                                                        (since January 1998), Vice
Washington, D.C.  20008                                                         President, Institute of
May 1943                                                                        International Education (since
                                                                                January 1998); Cornell Institute of
                                                                                Public Affairs, Cornell University
                                                                                (until December 1997); President
                                                                                Emerita of Wells College and St.
                                                                                Lawrence University; Director,
                                                                                Niagara Mohawk Power Corporation
                                                                                (electric utility).



John W. Pratt                            Trustee                                Professor of Business Administration
2 Gray Gardens East                                                             Emeritus, Harvard University
Cambridge, MA  02138                                                            Graduate School of Business
September 1931                                                                  Administration (as of June 1998).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                              Company; Director, the Adviser,
P.O. Box 111                                                                    Advisers International, John Hancock
Boston, MA  02117                                                               Funds, John Hancock Distributors,
August 1937                                                                     Inc., Insurance Agency, Inc., John
                                                                                Hancock Subsidiaries, Inc., SAMCorp.
                                                                                and NM Capital; Director, The
                                                                                Berkeley Group; Director, JH
                                                                                Networking Insurance Agency, Inc.;
                                                                                Director, Signature Services (until
                                                                                January 1997).

Osbert M. Hood                           Senior Vice President and Chief        Senior Vice President and Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer, the Adviser, the
Boston, MA  02199                                                               Berkeley Group and John Hancock
August 1952                                                                     Funds, Inc.; Vice President and
                                                                                Chief Financial Officer, John
                                                                                Hancock Mutual Life Insurance
                                                                                Company Retail Sector (until 1997).

John A. Morin                            Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services and John Hancock
July 1950                                                                       Funds; Secretary, NM Capital and
                                                                                SAMCorp.; Clerk, Insurance Agency,
                                                                                Inc.; Counsel, John Hancock Mutual
                                                                                Life Insurance Company (until
                                                                                February 1996), and Vice President
                                                                                of John Hancock Distributors, Inc.
                                                                                (until April 1994).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Susan S. Newton                          Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                           Hancock Funds, Signature Services
Boston, MA  02199                                                               and The Berkeley Group, NM Capital;
March 1950                                                                      Vice President, John Hancock
                                                                                Distributors, Inc. (until April
                                                                                1994).

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer.
Boston, MA  02199
November 1946

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Ms. Hodsdon and Messrs. Boudreau and Scipione, each a non-Independent Trustee, and each of the officers of the Funds are interested persons of the Adviser, are compensated by the Adviser and receive no compensation from the Fund for their services.

                                                    Total  Compensation From the
                           Aggregate Compensation   Fund and John Hancock Fund
Independent Trustees       From the Fund (1)        Complex to Trustees (2)
--------------------       -----------------        -----------------------

Dennis S. Aronowitz              $0                            $
Richard P. Chapman, Jr.+          0
William J. Cosgrove+              0
Douglas M. Costle                 0
Leland O. Erdahl                  0
Richard A. Farrell                0
Gail D. Fosler                    0
William F. Glavin+                0
John A. Moore                     0
Patti McGill Peterson             0
John W. Pratt                     0
Edward J. Spellman                0
                                 ---
                                 $0

(1) Compensation is for fiscal year ended October 31, 1998.

(2) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 1998. As of this date, there were 67 funds in the John Hancock Fund Complex of which each of these independent trustees served on 35 funds.

+On December 31, 1998, the value of the aggregate deferred compensation from all funds in the John Hancock Fund Complex for Mr. Chapman was $, for Mr. Cosgrove was $, for Mr. Glavin was $ and for Mr. Moore was $ under the Deferred Compensation Plan for Independent Trustees.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of November 30, 1998, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned 5% or more of the outstanding shares of the Fund:

                                                              Percentage of
                                                               Outstanding
Name and Address                      Class                     Shares of
of Shareholder                      of Shares                 Class of Fund
--------------                      ---------                 -------------

John Hancock Advisers, Inc.             A                        11.59%
101 Huntington Avenue
Boston, MA.  02199-7603

John Hancock Advisers, Inc.             A                        11.58%
Credit Agricole Indosuez
101 Huntington Avenue
Boston, MA  02199-7603

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and presently has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over approximately 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


IIIS is a French corporation and a subsidiary of Indocam, the asset management affiliate of Credit Agricole, a French bank group. IIIS is located at 44/46 rue de Courcelles, Paris, FRANCE 75008. IIIS has more than $200 million in assets under management. Credit Agricole is one of the largest bank groups in the world.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Adviser has entered into a sub-investment management ("Sub-Advisory Agreement") contract with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for providing the Fund with advice with respect to that portion of the assets invested in European countries.


The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.


As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Net Asset Value                                       Annual Rate
---------------                                       -----------

First $500,000,000                                      0.90%
Amount over $500,000,000                                0.70%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser has agreed to limit Fund expenses on Class A and Class B shares to 1.90% and 2.60%, respectively, of the Fund's average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, the Sub-Adviser or any of their respective affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or the Sub-Adviser for the Fund or for other funds or clients for which the Adviser or the Sub-Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the Sub-Adviser or its affiliate may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

The Advisory Agreement fee paid by the Fund is higher than the fee paid by most mutual funds but is comparable to the fee paid by similar funds which invest primarily in international securities. During the period ended October 31, 1998,
the Fund paid the Adviser fees in the amount of $       .

Under the Sub-Advisory Agreement, the Sub-Adviser pays all expenses that it incurs in connection with the performance of its duties under the Agreement. The Adviser, and not the Fund, pays IIIS a fee. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee at the annual rate of 0.35% of the average daily net assets of the Fund.

Pursuant to their respective Advisory Agreements, the Adviser and Sub-Adviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from reckless disregard by them of their obligations and duties under the applicable Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.


The Advisory Agreement, the Sub-Advisory Agreement, and the Distribution Agreement continue in effect from year to year if approved annually by vote of a majority of the Trustees who are not interested persons of one of the parties to these Agreements, cast in person at a meeting called for the purpose of voting on such approval, and by either the Trustees or the holders of a majority of the Fund's outstanding voting securities. Each of these contracts automatically terminates upon assignment and may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of a majority of the outstanding voting securities of the Fund.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the period ended October 31, 1998, the Fund paid the Adviser $ for services under this Agreement.


In order to avoid conflicts with portfolio trades for the Fund, the Adviser, the Sub-Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser, the Sub-Adviser and their respective affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. The Sub-Adviser's restrictions may differ where appropriate, as long as they maintain the same intent. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS


The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") that have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation in the form of a sales charge imposed, in the case of Class A shares, at the time of sale or, in the case of Class B or Class C shares, on a deferred basis

Total  underwriting  commissions  for sales of the Fund's Class A shares for the
period ended  October 31, 1998 was $      and $      , was retained by John
Hancock Funds in 1998. The remainder of the underwriting commissions were realized to Selling Brokers.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A and 1.00% for Class B and Class C, of the Fund's daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. In each case, up to 0.25% is for service expenses and the remaining amount is for distribution expenses. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate Class B and/or Class C Plans at any time. For the fiscal year ended October 31, 1998, an aggregate of
$            of distribution  expenses  or % of the  average net assets of the
Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. Class C shares of the Fund did not commence operations until March 1, 1999; therefore, there are no unreimbursed expenses to report.

The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.


The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will, in any event, be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

During the fiscal year ended October 31, 1998, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services of the Fund:


                                                   Expense Items
                                                   -------------


                                          Printing and                                               Interest
                                          Mailing of                               Expenses of       Carrying or
                                          Prospectus to      Compensation          John              Other
                                          New                to Selling            Hancock           Finance
                         Advertising      Shareholders       Brokers               Funds             Charges
                         -----------      ------------       -------               -----             -------
Class A shares

Class B shares

SALES COMPENSATION

As part of their business strategies, each of the John Hancock funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets. The sales charges and 12b-1 fees paid by investors are detailed in the prospectus and under "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Whenever you make an investment in the Fund, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


                                                                                   First year
                                                           Maximum                 service fee
                                   Sales charge            reallowance             (% of           Maximum total
                                   Paid by investors       Or commission           offering        compensation (1)
Class A investments                (% of offering price)   (% of offering price)   price)          (% of offering price)
-------------------                ---------------------   ---------------------   ------          ---------------------
Up to $49,999                      5.00%                   4.01%                   0.25%           4.25%
$50,000 - $99,999                  4.50%                   3.51%                   0.25%           3.75%
$100,000 - $249,999                3.50%                   2.61%                   0.25%           2.85%
$250,000 - $499,999                2.50%                   1.86%                   0.25%           2.10%
$500,000 - $999,999                2.00%                   1.36%                   0.25%           1.60%

Regular investments of
$1 million or more (all funds)
First $1M - $4,999,999             --                      0.75%                   0.25%           1.00%
Next $1 - $5M above that           --                      0.25%                   0.25%           0.50%
Next $1 or more above that         --                      0.00%                   0.25%           0.25%


                                                                                   First year      Maximum
                                                           Maximum                 service fee     total compensation
                                                           reallowance             (% of           (% of
                                                           Or commission           offering        offering
Class B investments                                        (% of offering price)   price)          price)
-------------------                                        ---------------------   ------          ------

All amounts                                                3.75%                   0.25%           4.00%

                                       27




                                                                                   First year
                                                           Maximum                 service fee     Maximum
                                                           reallowance             (% of           total compensation
                                                           Or commission           offering        (% of
Class C investments                                        (% of offering price)   price)          offering price)
-------------------                                        ---------------------   ------          ---------------
All amounts                                                0.75%                   0.25%           1.00%


(1) Reallowance/commission   percentages   and  service  fee   percentages   are
    calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition. For European Equity Fund, John Hancock Funds may allow an amount up to the full applicable sales charge.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.


INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of shares of Class A shares of the Fund are described in the Prospectus. Methods of obtaining a reduced sales charge referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or, if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:


o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See you Merill Lynch financial

o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.


o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.


o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:


Amount Invested                                       CDSC Rate
---------------                                       ---------

$1 to $4,999,999                                        1.00%
Next $5 million to $9,999,999                           0.50%
Amounts of $10 million and over                         0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.


Letter of Intention. Reduced sales charges are also applicable to investments made over a thirteen-month (13) period pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and 457 plans. Non-qualified and qualified retirement plans investments cannot be combined to satisfy LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (within 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay the sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase or by the Fund to sell any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES


Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.


Class B shares are not available to full-service retirement plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.


In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. However, you cannot redeem appreciation value only in order to avoid a CDSC.


When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

     oProceeds of 50 shares redeemed at $12 per share (50 x 12)         $600.00
     o*Minus  Appreciation  ($12 - $10) x 100  shares                   (200.00)
     o Minus proceeds of 10 shares not subject to
       CDSC (dividend reinvestment)                                     (120.00)
                                                                        --------
     o Amount subject to CDSC                                           $280.00

     *The appreciation is based on all 100 shares in the lot not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Funds in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Funds to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B shares where the proceeds are used to purchase a John Hancock Declaration Variable annuity.

o Redemptions of Class B (but not Class C) shares made under a periodic withdrawal plan or redemptons for fees charged by planners or advisors for advisory services,

o as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A or Class C shares that are subject to a CDSC).

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemptions of Class B shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.

For Retirement Accounts (such as traditional, Roth and Education IRA, SIMPLE IRA, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) of the Code (such as 401(k), Money Purchase Pension Plan, Profit-Sharing Plan).

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix on the following page for reference.



CDSC Waiver Matrix for Class B and Class C
---------------------------------------------------------------------------------------------------------------
Type of               401(a) Plan           403(b)            457             IRA, IRA         Non-
Distribution          (401(k), MPP,                                           Rollover         retirement
                      PSP)
---------------------------------------------------------------------------------------------------------------
Death or              Waived                Waived            Waived          Waived           Waived
Disability
---------------------------------------------------------------------------------------------------------------
Over 70 1/2           Waived                Waived            Waived          Waived for       12% of
                                                                              mandatory        account
                                                                              distributions    value
                                                                              or 12% of        annually in
                                                                              account value    periodic
                                                                              annually in      payments
                                                                              periodic
                                                                              payments
---------------------------------------------------------------------------------------------------------------
Between 59 1/2        Waived                Waived            Waived          Waived for Life  12% of
and 70 1/2                                                                    Expectancy or    account
                                                                              12% of account   value
                                                                              value annually   annually in
                                                                              in periodic      periodic
                                                                              payments         payments
---------------------------------------------------------------------------------------------------------------
Under 59 1/2          Waived for            Waived for        Waived for      Waived for       12% of
(Class B only)        annuity               annuity           annuity         annuity          account
                      payments (72t)        payments (72t)    payments (72t)  payments (72t)   value
                      or 12% of             or 12% of         or 12% of       or 12% of        annually in
                      account value         account value     account value   account value    periodic
                      annually in           annually in       annually in     annually in      payments
                      periodic              periodic          periodic        periodic
                      payments              payments          payments        payments
---------------------------------------------------------------------------------------------------------------
Loans                 Waived                Waived            N/A             N/A              N/A
---------------------------------------------------------------------------------------------------------------
Termination of        Not Waived            Not Waived        Not Waived      Not Waived       N/A
Plan
---------------------------------------------------------------------------------------------------------------
Hardships             Waived                Waived            Waived          N/A              N/A
---------------------------------------------------------------------------------------------------------------
Return of             Waived                Waived            Waived          Waived           N/A
Excess
---------------------------------------------------------------------------------------------------------------


If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, he will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Maturity Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".


Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of the Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of the CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and two other series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. The Trustees have also authorized the issuance of three classes of shares of the Fund, designated as Class A, Class B and Class C.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class shares will be borne exclusively by that class (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to multiple-class structures. Similarly, the net asset value per share may vary depending on whether Class A and Class B shares are purchased. No interest will be paid on uncashed dividend or redemption checks.


In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. exempt with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A Foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.


TAX STATUS

The Fund is treated as a separate entity for accounting and tax purposes. The Fund has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended (the "Code") and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

The Fund will be subject to a four percent nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.) Some distributions from investment company taxable income and/or net capital gain may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign  exchange  gains and  losses  realized  by the Fund in  connection  with certain  transactions  involving foreign  currency-denominated  debt securities, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions I foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments or derivatives held for less than three months, which gain is limited under the Code to less than 30% of its gross income for each taxable year, and may under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes"), subject to certain provisions and limitations contained in the Code, only if, among other things, more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received by them, and (ii) treat respective pro rata portions as qualified foreign taxes paid by them.

If the Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S., Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxed in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund does not satisfy the 50% requirement described above or otherwise does not make the election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.

If the Fund invests in stock of certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rent, and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from these passive foreign investment companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its investments in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into foreign currency positions and foreign currency forward contracts. Certain of these transactions may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and may affect the character as long-term or short-term (or, in the case of certain forward contracts, as ordinary income or loss) of some capital gains and losses realized by the Fund. Additionally, certain of the Fund's losses on transactions involving forward contracts, and any offsetting or successor positions in its portfolio may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules applicable to forward contracts, including consideration of available elections, in order to seek to minimize any potential adverse tax consequences.

The amount of net realized capital gains, if any, in any given year will vary depending upon the current investment strategy of the Adviser and Sub-Adviser and whether the Adviser and the Sub-Adviser believe it to be in the best interest of the Fund to dispose of portfolio securities that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.


Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the Class A shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long- term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.


For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. The Fund does not have any capital loss carryforwards.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to Fund shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise-deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, and to the extent such basis would be reduced below zero, that current recognition of income would be required.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures and forward contracts may also require the Fund to recognize income or gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.


A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates solely to U.S. Federal income tax laws applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non- resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.


CALCULATION OF PERFORMANCE

The average annual total return on Class A shares of the Fund since commencement of operations on March 1, 1998 was %. The average annual total return on Class B shares of the Fund for the 1 year period ended October 31, 1998 and since commencement of operations on March 1, 1998 was %. Class C shares of the Fund commenced operations on March 1, 1999; therefore, there is no average annual total return to report.

Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and life-of-fund periods that would equate the initial amount invested to the ending redeemable value according to the following formula:


                              n ________
                         T = \ / ERV / P - 1


Where:

P =       a  hypothetical initial investment of $1,000.
T =       average annual totalreturn.
n =       number of years.
ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 years, and life-of-fund periods.


Because each share has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.


From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper - Mutual Fund Performance Analysis," a monthly publication which tracks net assets and total return on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S, BARRON'S, etc. may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION


Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Sub-Adviser under the supervision of and under the guidelines established by the Adviser, which consists of officers and directors of the Adviser and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.


In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser or the Sub-Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser and the Sub-Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser and the Sub-Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or Sub-Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser and Sub-Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser, in consultation with the Sub-Adviser, will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser and Sub-Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the period ended October 31, 1998, the Fund paid negotiated brokerage
commissions in the amount of $         .

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker-dealer which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker- dealer would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended October 31, 1998, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer affiliated with the Adviser. Credit Agricole, the Sub-Adviser's parent, has several affiliates engaged in the brokerage business in Europe and Asia: Credit Agricole Indosuez Cheuvreux; CPR Action (ex-Schelcher Prince Cheuvreux de Virieu International Ltd, London; Cheuvreux de Virieu, Nordic AB, Stockholm, Cheuvreux de Virieu, Espana, Madrid, Credit Agricole Indosuez Cheuvreux Deutschland GMBH, Frankfourt/ Main; Caboto Sim in Italy; Carr Securities; Carr Futures SNC. (Paris) and Carr Futures PTE, Singapore (all "Affiliated Brokers"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. For the fiscal year ended October 31, 1998, the Fund paid
brokerage commissions to Affiliated Brokers in the amount of $        .


Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser and the Sub-Adviser, have, as investment advisers to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser or the Sub-Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or the Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $19.00 for each Class A shareholder account, $21.50 for each Class B shareholder account and $20.50 for each Class C shareholder account. The Fund also pays certain out-of- pocket expenses and these expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.


CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Under the custodian agreement, State Street Bank and Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS


The independent accountants of the Fund are _____________________________, 160 Federal Street, Boston, Massachusetts 02110. ___________________________ audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

APPENDIX A- Description of Investment Risk

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). (e.g., short sales, currency contracts, financial futures and options; securities and index options).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., repurchase agreements, securities lending, foreign debt securities, non-investment-grade debt securities, asset-backed securities, mortgage-backed securities, participation interests, financial futures and options; securities and index options, structured securities).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses. (e.g., currency trading, foreign debt securities, currency contracts, financial futures and options; securities and index options).

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.(e.g., mortgage-backed securities, structured securities).

Information risk The risk that key information about a security or market is inaccurate or unavailable.(e.g., non-investment-grade debt securities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.(e.g., foreign debt securities, non-investment-grade debt securities, asset-backed securities, mortgage-backed securities, participation interests, financial future and options; securities and index options, structured securities).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., when-issued securities and forward commitments, currency contracts, financial futures and options; securities and index options, structured securities).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., short sales, non-investment-grade debt securities, restricted and illiquid securities, mortgage-backed securities, participation interests, currency contracts, financial futures and options; securities and index options, structured securities).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, foreign debt securities, non-investment-grade debt securities, restricted and illiquid securities, financial futures and options; securities and index options, structured securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments, currency contracts, financial futures and options; securities and index options).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war. (e.g., foreign debt securities).

Prepayment risk The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities. (e.g., mortgage-backed securities, structured securities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade debt securities, restricted and illiquid securities, participation interests, structured securities)

APPENDIX B-DESCRIPTION OF BOND RATINGS

Moody's Bond Ratings

"Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in 'Aaa' securities."

"Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well."

"Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position, characterizes bonds in this class."

"Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue. Should no rating be assigned, the reason may be one of the following: (i) an application for rating was not received or accepted; (ii) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (iii) there is a lack of essential data pertaining to the issue or issuer; or (iv) the issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


Standard & Poor's Bond Ratings

"AAA. Debt rated 'AAA' has the highest rating by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

"AA. Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"A. Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

"BBB. Debt rated 'BBB' is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

"Debt rated "BB" or "B" is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and pay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions."

Unrated. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER RATINGS

Moody's Commercial Paper Ratings

Moody's ratings for commercial paper are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's two highest commercial paper rating categories are as follows:

"P-1 -- "Prime-1" indicates the highest quality repayment capacity of the rated issues.

"P-2 -- "Prime-2" indicates that the issuer has a strong capacity for repayment of short-term promissory obligations. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained."

Standard & Poor's Commercial Paper Ratings

Standard & Poor's commercial paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Standard & Poor's two highest commercial paper rating categories are as follows:

"A-1 -- This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation."

"A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1."

                              FINANCIAL STATEMENTS

                    JOHN HANCOCK PACIFIC BASIN EQUITIES FUND


                       Class A, Class B and Class C Shares


                       Statement of Additional Information


                                  March 1, 1999

This Statement of Additional Information provides information about John Hancock Pacific Basin Equities Fund (the "Fund") in addition to the information that is contained in the combined International/Global Funds' Prospectus dated March 1, 1999 (the "Prospectus"). The Fund is a diversified series of John Hancock World Fund (the "Trust").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:


                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston MA 02217-1000
                                 1-800-225-5291


                                Table of Contents
                                                                            Page
Organization of the Fund................................................       2
Investment Objective and Policies.......................................       2
Investment Restrictions.................................................      12
Those Responsible for Management........................................      14
Investment Advisory and Other Services..................................      23
Distribution Contracts..................................................      26
Sales Compensation......................................................      28
Net Asset Value.........................................................      30
Initial Sales Charge on Class A Shares..................................      30
Deferred Sales Charge on Class B and Class C Shares.....................      33
Special Redemptions.....................................................      37
Additional Services and Programs........................................      37
Description of the Fund's Shares........................................      39
Tax Status..............................................................      40
Calculation of Performance..............................................      46
Brokerage Allocation....................................................      47
Transfer Agent Services.................................................      49
Custody of Portfolio....................................................      49
Independent Auditors....................................................      49
Appendix A - Description of Investment Risk ............................     A-1
Appendix B - Description of Bond Ratings ...............................     B-1
Financial Statements....................................................     F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust in August, 1986 under the laws of The Commonwealth of Massachusetts. On October 1, 1992, the Fund changed its name from John Hancock World Fund - Pacific Basin Equities Portfolio to John Hancock Freedom Pacific Basin Equities Fund.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser and is solely responsible for advising the Fund with respect to investments in the U.S. and Canada. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.

The Fund has two Subadvisers: Indocam Asia Advisers Ltd. ("IAAL") and John Hancock Advisers International Limited ("JHAI") (collectively, the "Subadvisers"). IAAL is organized under the laws of Hong Kong and indirectly owned by Caisse Nationale de Credit Agricole. Together IAAL and JHAI, a London based wholly owned subsidiary of the Adviser, are responsible for providing advice to the Fund with respect to investments other than in the U.S. and Canada, subject to the review of the Trustees and overall supervision of the Adviser.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective is fundamental and may only be changed with shareholder approval. There is no assurance that the Fund will achieve its investment objective.


The Fund's investment objective is to achieve long-term capital appreciation through investment in a diversified portfolio of equity securities of issuers located in countries of the Pacific Basin. These investments will consist of (1) securities of companies traded principally on stock exchanges in Pacific Basin countries; (2) securities of companies deriving at least 50% of their total revenue from goods produced, sales made or services performed in Pacific Basin countries; (3) securities of companies that are organized under the laws of Pacific Basin countries, which are publicly traded on recognized securities exchanges outside these countries; and (4) securities of investment companies and trusts that invest principally in the foregoing. The Pacific Basin is defined as those countries bordering on the Pacific Ocean. The principal Pacific Basin countries in which the Fund's securities are issued and traded are Australia, Canada, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, Thailand, Vietnam and the United States.

Under normal conditions, the Fund will invest at least 65% of its total assets in Pacific Basin corporate common stock and other equity securities (consisting of common stock, warrants and securities convertible into common stock). The balance of the Fund's assets will be invested in (1) equity securities of issuers located in Asian countries not in the Pacific Basin (including India, Pakistan, Sri Lanka and Bangladesh) and (2) investment grade debt securities (i.e., rated BBB, Baa or higher by Standard & Poor's Ratings Group or Moody's Investors Services, Inc., or, if unrated by either such service, determined to be of comparable quality by the Adviser or a Subadviser) of U.S., Japanese, Australian and New Zealand companies and governments and bank certificates of deposit. Debt securities rated BBB or Baa and unrated securities of equivalent quality are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's capacity to pay interest and repay principal.

The Fund has not established any limitations on the allocation of investments among the Pacific Basin countries. The portion of the Fund's assets to be allocated to each of the Pacific Basin countries will be determined by the Trustees based on recommendations of the Adviser, in consultation with the Subadvisers, as described under the caption "Those Responsible for Management." In making this allocation recommendation, the Adviser and the Subadvisers will consider several factors, including the relative economic growth and potential of the various economies and securities markets, expected levels of inflation, governmental policies influencing business conditions, regulatory and tax considerations, the domestic and international strength of the leading industrial sectors and currency stability relative to the U.S. When the Adviser and the Subadvisers believe that investment conditions are unfavorable, they may recommend a temporary reduction in the proportion of assets assigned to Pacific Basin countries and investment of a higher than normal proportion in the debt and other securities described above.

Under normal conditions, up to 35% of the Fund's total assets may be held in cash or investment grade short-term securities and repurchase agreements (denominated in U.S. dollars) to meet anticipated redemptions of the Fund's shares. When the Adviser or Sub- Advisers believe it is appropriate to maintain a defensive position, any of them may temporarily maintain all or any part of the Fund's assets in money market instruments, including but not limited to governmental obligations, certificates of deposit, bankers' acceptances, commercial paper and investment grade short-term corporate debt securities, cash and repurchase agreements. Any of the foregoing, including cash, may be denominated in U.S. or foreign currencies and may be obligations of foreign issuers.

Investment in Foreign Securities. The Fund may invest directly in the securities of foreign issuers as well as in the form of sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. Issuers of unsponsored ADRs are not required to disclose material information in the United States.

Foreign Currency Transactions. The Fund's foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions deemed appropriate by the Adviser and Subadvisers.

If the Fund purchases a forward contract or sells a forward contract for non-hedging purposes, its custodian will segregate cash or liquid securities, of any type or maturity, in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Fund would review its investment objective and investment policies to determine whether changes are appropriate.

The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser or Subadvisers will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of these securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not borrow money or enter into reverse repurchase agreements except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.


Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities,  and Securities Indices.  The Fund may purchase and write
(sell) call and put options on any securities in which it may invest, or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.


All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.


The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualifications as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.


Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. The Fund may engage in short sales against the box. In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

        (1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, and forward foreign exchange contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (3) below, are not deemed to be senior securities.

        (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

        (3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value.

        (4) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

        (5) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies that invest in real estate or interests therein.

        (6) Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposits, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

        (7) Invest in commodities or in commodity contracts or in puts, calls, or combinations of both, except options on securities and securities indices, futures contracts on securities and securities indices and options on such futures, forward foreign exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

        (8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

        (9) Purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if

        (i) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, or

        (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

        (a) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or the Subadvisers to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

        (b) Purchase securities on margin or make short sales, unless by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange contracts.

        (c) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

        (d) Invest for the purpose of exercising control over or management of any company.

        (e) Invest more than 15% of its net assets in illiquid securities.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Fund's assets will not be considered a violation of the restriction.

Nothing in the foregoing investment restrictions shall be deemed to prohibit the Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, except that no such purchase may be made if as a result, the Fund will no longer be a diversified investment company as defined in the Investment Company Act or will fail to meet the diversification requirements for a regulated investment company under the Internal Revenue Code of 1986, as amended. Japanese corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market prices of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. Therefore, the exception applies in cases where the limits set forth in the investment restrictions in the Prospectus would otherwise be exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Edward J. Boudreau, Jr. *                Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                    Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                               Chairman, Director and Chief
October 1944                                                                    Executive Officer, The Berkeley
                                                                                Financial Group, Inc. ("The
                                                                                Berkeley Group"); Chairman and
                                                                                Director, NM Capital Management,
                                                                                Inc. ("NM Capital"), John Hancock
                                                                                Advisers International Limited
                                                                                ("Advisers International") and
                                                                                Sovereign Asset Management
                                                                                Corporation ("SAMCorp"); Chairman,
                                                                                Chief Executive Officer and
                                                                                President, John Hancock Funds, Inc.
                                                                                ("John Hancock Funds"); Chairman,
                                                                                First Signature Bank and Trust
                                                                                Company; Director, John Hancock
                                                                                Insurance Agency, Inc. ("Insurance
                                                                                Agency, Inc."), John Hancock
                                                                                Advisers International (Ireland)
                                                                                Limited ("International Ireland"),
                                                                                John Hancock Capital Corporation
                                                                                and New England/Canada Business
                                                                                Council; Member, Investment Company
                                                                                Institute Board of Governors;
                                                                                Director, Asia Strategic Growth
                                                                                Fund, Inc.; Trustee, Museum of
                                                                                Science; Director, John Hancock
                                                                                Freedom Securities Corporation
                                                                                (until September 1996); Director,
                                                                                John Hancock Signature Services,
                                                                                Inc. ("Signature Services") (until
                                                                                January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Dennis S. Aronowitz                      Trustee                                Professor of Law, Emeritus, Boston
1216 Falls Boulevard                                                            University School of Law (as of
Fort Lauderdale, FL  33327                                                      1996); Director, Brookline Bankcorp.
June 1931

Richard P. Chapman, Jr.                  Trustee (1)                            Director, President and Chief
160 Washington Street                                                           Executive Officer, Brookline
Brookline, MA  02147                                                            Bankcorp. (lending); Director,
February 1935                                                                   Lumber Insurance Companies (fire and
                                                                                casualty insurance); Trustee,
                                                                                Northeastern University (education);
                                                                                Director, Depositors Insurance Fund,
                                                                                Inc. (insurance).

William J. Cosgrove                      Trustee                                Vice President, Senior Banker and
20 Buttonwood Place                                                             Senior Credit Officer, Citibank,
Saddle River, NJ  07458                                                         N.A. (retired September 1991);
January 1933                                                                    Executive Vice President, Citadel
                                                                                Group Representatives, Inc.; EVP
                                                                                Resource Evaluation, Inc.
                                                                                (consulting) (until October 1993);
                                                                                Trustee, the Hudson City Savings
                                                                                Bank (since 1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Douglas M. Costle                        Trustee (1)                            Director, Chairman and Distinguished
RR2 Box 480                                                                     Senior Fellow, Institute for
Woodstock, VT  05091                                                            Sustainable Communities, Montpelier,
July 1939                                                                       Vermont (since 1991); Dean, Vermont
                                                                                Law School (until 1991); Director,
                                                                                Air and Water Technologies (until
                                                                                1996) (environmental services and
                                                                                equipment), Niagara Mohawk Power
                                                                                Corp. (electric services); Concept
                                                                                Five Technologies (until 1997);
                                                                                Mitretek Systems (governmental
                                                                                consulting services); Conversion
                                                                                Technologies, Inc.; Living
                                                                                Technologies, Inc.


Leland O. Erdahl                         Trustee                                Director of Uranium Resources
8046 Mackenzie Court                                                            Corporation, Hecla Mining Company,
Las Vegas, NV  89129                                                            Canyon Resources Corporation and
December 1928                                                                   Original Sixteen to One Mine, Inc.
                                                                                (from 1984-1987 and 1991-1998)
                                                                                (management consultant); Director,
                                                                                Freeport McMoran Copper & Gold, Inc.
                                                                                (until 1997); Vice President, Chief
                                                                                Financial Officer and Director of
                                                                                Amax Gold, Inc. (until 1998)
-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Richard A. Farrell                        Trustee                               President of Farrell, Healer & Co.,
The Venture Capital Fund of New England                                         (venture capital management firm)
160 Federal Street                                                              (since 1980);  Prior to 1980,
23rd Floor                                                                      headed the venture capital group at
Boston, MA  02110                                                               Bank of Boston Corporation.
November 1932

Gail D. Fosler                            Trustee                               Senior Vice President and Chief
3054 So. Abingdon Street                                                        Economist, The Conference Board
Arlington, VA  22206                                                            (non-profit economic and business
December 1947                                                                   research); Director, Unisys Corp.;
                                                                                and H.B. Fuller Company.  Director,
                                                                                National Bureau of Economic
                                                                                Research (academic).

William F. Glavin                         Trustee                               President  Emeritus,  Babson College
120 Paget Court - John's  Island                                                (as  of  1997);  Vice  Chairman,  Xerox
Vero  Beach,  FL  32963                                                         Corporation (until June 1989);
March 1932                                                                      Director, Caldor Inc., Reebok, Inc.
                                                                                (since 1994) and Inco Ltd.

Anne C. Hodsdon *                         Trustee and President (1,2)            President, Chief Operating Officer
101 Huntington Avenue                                                            and Director, the Adviser, The
Boston, MA  02199                                                                Berkeley Group; Director, John
April 1953                                                                       Hancock Funds, Advisers
                                                                                 International, Insurance Agency,
                                                                                 Inc. and International Ireland;
                                                                                 President and Director, SAMCorp.
                                                                                 and NM Capital; Executive Vice
                                                                                 President, the Adviser (until
                                                                                 December 1994); Director, Signature
                                                                                 Services (until January 1997).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Dr. John A. Moore                        Trustee                                President and Chief Executive
Institute for Evaluating Health Risks                                           Officer, Institute for Evaluating
1629 K Street NW                                                                Health Risks, (nonprofit
Suite 402                                                                       institution) (since September 1989).
Washington, DC  20006-1602
February 1939

Patti McGill Peterson                    Trustee                                Executive Director, Council for
CIES                                                                            International Exchange of Scholars
3007 Tilden Street, N.W.                                                        (since January 1998), Vice
Washington, D.C.  20008                                                         President, Institute of
May 1943                                                                        International Education (since
                                                                                January 1998); Cornell Institute of
                                                                                Public Affairs, Cornell University
                                                                                (until December 1997); President
                                                                                Emerita of Wells College and St.
                                                                                Lawrence University; Director,
                                                                                Niagara Mohawk Power Corporation
                                                                                (electric utility).



John W. Pratt                            Trustee                                Professor of Business Administration
2 Gray Gardens East                                                             Emeritus, Harvard University
Cambridge, MA  02138                                                            Graduate School of Business
September 1931                                                                  Administration (as of June 1998).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                              Company; Director, the Adviser,
P.O. Box 111                                                                    Advisers International, John Hancock
Boston, MA  02117                                                               Funds, John Hancock Distributors,
August 1937                                                                     Inc., Insurance Agency, Inc., John
                                                                                Hancock Subsidiaries, Inc., SAMCorp.
                                                                                and NM Capital; Director, The
                                                                                Berkeley Group; Director, JH
                                                                                Networking Insurance Agency, Inc.;
                                                                                Director, Signature Services (until
                                                                                January 1997).

Osbert M. Hood                           Senior Vice President and Chief        Senior Vice President and Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer, the Adviser, the
Boston, MA  02199                                                               Berkeley Group and John Hancock
August 1952                                                                     Funds, Inc.; Vice President and
                                                                                Chief Financial Officer, John
                                                                                Hancock Mutual Life Insurance
                                                                                Company Retail Sector (until 1997).

John A. Morin                            Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services and John Hancock
July 1950                                                                       Funds; Secretary, NM Capital and
                                                                                SAMCorp.; Clerk, Insurance Agency,
                                                                                Inc.; Counsel, John Hancock Mutual
                                                                                Life Insurance Company (until
                                                                                February 1996), and Vice President
                                                                                of John Hancock Distributors, Inc.
                                                                                (until April 1994).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Susan S. Newton                          Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                           Hancock Funds, Signature Services
Boston, MA  02199                                                               and The Berkeley Group, NM Capital;
March 1950                                                                      Vice President, John Hancock
                                                                                Distributors, Inc. (until April
                                                                                1994).

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer.
Boston, MA  02199
November 1946

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau and Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and receive no compensation from the Fund for their services.



                                                     Total Compensation From All
                            Aggregate Compensation   Funds in John Hancock Fund
Independent Trustees        From the Fund(1)         Complex to Trustees(2)
--------------------        ----------------         ----------------------
Dennis S. Aronowitz
Richard P. Chapman, Jr. +
William J. Cosgrove +
Douglas M. Costle
Leland O. Erdahl
Richard A. Farrell
Gail D. Fosler
William F. Glavin +
John A. Moore +
Patti McGill Peterson
John W. Pratt
Edward J. Spellman
Total

(1) Compensation is for fiscal year ended October 31, 1998.

(2) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 1998. As of this date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these independent trustees serving on thirty-two funds.

+ On December 31, 1998, the value of the aggregate deferred compensation from all funds in the John Hancock Fund Complex for Mr. Chapman was $, for Mr. Cosgrove was $, for Mr. Glavin was $ and for Mr. Moore was $ under the Deferred Compensation Plan for Independent Trustees.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of November 30, 1998, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned 5% or more of the outstanding shares of the Fund:

                                                                 Percentage of
                                                                  Outstanding
Name and Address                              Class                Shares of
of Shareholder                              of Shares            Class of Fund
--------------                              ---------            -------------

MLPF&S For The Sole Benefit Of Its              A                   7.09%
Customers
Attn: Fund Administration
4800 Deer Lake Drive East
Jacksonville FL 32246-6484

MLPF&S For The Sole Benefit Of Its              B                   7.47%
Customers
Attn: Fund Administration
4800 Deer Lake Drive East
Jacksonville FL 32246-6484

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


JHAI, with offices located at 32-36 Duke Street St. James's, London, England SWIY6DF, is a wholly owned subsidiary of the Adviser and was formed in 1987 to provide international investment research and advisory services to U.S. institutional clients.

IAAL is a Hong-Kong based investment adviser located at One Exchange Square, Suite 2606-2608, Hong Kong.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Adviser has entered into a sub-investment management contract ("Sub-Advisory Agreement") with each Subadviser under which the Subadvisers, subject to the review of the Trustees and the overall supervision of the Adviser, are responsible for providing the Fund with advice with respect to that portion of the assets invested in countries other than the U.S. and Canada.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.


As compensation for its services under the Advisory Agreement, the Fund pays the Adviser quarterly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Net Asset Value                                       Annual Rate
---------------                                       -----------
First $200,000,000                                       0.80%
Amount over $200,000,000                                 0.70%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.


The Advisory Agreement fee paid by the Fund is higher than the fee paid by most mutual funds but is comparable to the fee paid by similar funds which invest primarily in international securities. During the year ended August 31, 1996, the Fund paid the Adviser fees in the amount of $542,565. For the period from September 1, 1996 to October 31, 1996, and for the fiscal years ended October 31, 1997 and 1998, the Fund paid the Adviser fees in the amount of $99,055, $494,141 and $ , respectively. In 1996, the Trustees changed the fiscal year of the Fund to October 31, 1996.


The Adviser pays JHAI a quarterly management fee at the annual rate as follows:

Net Asset Value                                      Annual Rate
---------------                                      -----------
First $200,000,000                                      0.50%
Amount over $200,000,000                                0.4375%

The Fund is not responsible for paying JHAI's fee. As of September 1, 1994, JHAI limited its fee to 0.05% of average daily net assets.

The Adviser pays IAAL a fee at the annual rate equal to (a) .30% of the first $100 million of the Fund's average daily net assets managed by IAAL plus (b) the following additional amount, based on a percentage of the gross management fee received by the Adviser pursuant to the Advisory Agreement with respect to the Fund's average daily net assets in excess of $100 million which are managed by
IAAL:

Net Assets                                             Percentage of Gross
Managed by IAAL                                        Management Fee
---------------                                        --------------

More than $100 million up to $250 million                   40%
More than $250 million                                      50%

The Fund is not responsible for paying IAAL's fee.


Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, a Subadviser or any of their respective affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or the Subadvisers for the Fund or for other funds or clients for which the Adviser or a Subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, a Subadviser or its affiliate may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


Pursuant to their respective Advisory Agreements, the Adviser and Subadvisers are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadvisers in the performance of their duties or from reckless disregard by them of their obligations and duties under the applicable Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.


The continuation of the Advisory Agreement, the Sub-Advisory Agreements, and the Distribution Agreement was approved by all of the Trustees. The Advisory Agreement, Sub-Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement "interested persons" of any such parties. Each agreement may be terminated on 60 days' written notice by either party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the period from September 1, 1996 to October 31, 1996, the Fund paid the Adviser $2,322 for services under this agreement. For the fiscal year ended October 31, 1997 and 1998, the Fund paid the Adviser $11,378
and $         for services under this Agreement.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser, the Subadvisers and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser, the Subadvisers and their respective affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. The Subadvisers' restrictions may differ where appropriate, as long as they maintain the same intent. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS


The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Total underwriting commissions for sales of the Fund's Class A shares for the fiscal periods ended October 31, 1998, October 31, 1997, September 1, 1996 to October 31, 1996 and August 31, 1996 were $ , $91,016, $23,075 and $354,754, respectively, and $ , $13,196, $3,415 and $50,356, respectively, were retained by John Hancock Funds in 1998, 1997 and 1996, respectively. The remainder of the underwriting commissions were reallowed to Selling Broker.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A and 1.00% for Class B and Class C shares, of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate the Class B and/or Class C Plans at any time. For the fiscal year ended October 31, 1998, an aggregate of $ of distribution expenses or % of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. Class C shares of the Fund did not commence operations until March 1, 1999; therefore, there are no unreimbursed expenses to report.

The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.


Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.


The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.


Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.


For the fiscal year ended October 31, 1998, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services for the Fund. Class C did not commence operations until March 1, 1999; therefore there are no expenses to report.



                                                   Expense Items
                                                   -------------

                                   Printing and
                                   Mailing of                                                  Interest,
                                   Prospectuses       Expenses of          Compensation        Carrying or
                                   to New             John Hancock         to Selling          Other Finance
                 Advertising       Shareholders       Funds                Brokers             Charges
                 -----------       ------------       -----                -------             -------
Class A
Class B


SALES COMPENSATION

As part of their business strategies, each of the John Hancock funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets. The sales charges and 12b-1 fees paid by investors are detailed in the prospectus and under "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Whenever you make an investment in the Fund, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.



                                                           Maximum
                                    Sales charge           reallowance             First year               Maximum total
                                    Paid by investors      Or commission           service fee              compensation (1)
Class A investments                 (% of offering price)  (% of offering price)   (% of offering price)    (% of offering price)
-------------------                 ---------------------  ---------------------   ---------------------    ---------------------

Up to $49,999                       5.00%                  4.01%                   0.25%                    4.25%
$50,000 - $99,999                   4.50%                  3.51%                   0.25%                    3.75%
$100,000 - $249,999                 3.50%                  2.61%                   0.25%                    2.85%
$250,000 - $499,999                 2.50%                  1.86%                   0.25%                    2.10%
$500,000 - $999,999                 2.00%                  1.36%                   0.25%                    1.60%

Regular investments of
$1 million or more (all funds)
First $1M - $4,999,999              --                     0.75%                   0.25%                    1.00%
Next $1 - $5M above that            --                     0.25%                   0.25%                    0.50%
Next $1 or more above that          --                     0.00%                   0.25%                    0.25%


                                                           Maximum
                                                           reallowance             First year               Maximum
                                                           Or commission           service fee              total compensation
Class B investments                                        (% of offering price)   (% of offering price)     (% of offering price)
-------------------                                        ---------------------   ---------------------    ----------------------

Short-Term Strategic Income Fund
All amounts                                                2.25%                   0.25%                    2.50%

All other funds
All amounts                                                3.75%                   0.25%                    4.00%

                                                           Maximum
                                                           reallowance             First year               Maximum
                                                           Or commission           service fee              total compensation
Class C investments                                        (% of offering price)   (% of offering price)     (% of offering price)
-------------------                                        ---------------------   ---------------------    ----------------------

All amounts                                                0.75%                   0.25%                    1.00%

(1)  Reallowance/commission   percentages   and  service  fee   percentages  are
     calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of shares of Class A shares of the Fund are described in the Prospectus. Methods of obtaining a reduced sales charge referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or, if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family
         (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew, grandparents and same sex domestic partner) of any of the foregoing, or any fund, pension, profit sharing or other benefit plan of the individuals described above.


o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.



o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.


o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.


o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

         Amount Invested                                 CDSC Rate
         ---------------                                 ---------

         $1 to $4,999,999                                  1.00%
         Next $5 million to $9,999,999                     0.50%
         Amounts of $10 million and over                   0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.



Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount then being invested but also the purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.


Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including
TSAs),  SIMPLE IRA, SIMPLE 401(k),  Money Purchase  Pension,  Profit Sharing and
Section 457 plans. Non-qualified and qualified retirement plan investments cannot be combined to satisfy an LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $100,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made with the specified period (either 13 or 48 months), the sales charge applicable will not be higher than that which would have been applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay the sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase or by the Fund to sell any additional Class A shares and may be terminated at any time.


DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.


Class B shares are not available to full-service defined contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.


The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.


When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

   oProceeds of 50 shares redeemed at $12 per shares (50 x 12)          $600.00
   o*Minus Appreciation ($12 - $10) x 100 shares                        (200.00)
   o Minus proceeds of 10 shares not subject to
     CDSC (dividend reinvestment)                                       (120.00)
                                                                        --------
   oAmount subject to CDSC                                              $280.00

   *The appreciation is based on all 100 shares in the lot not just the shares being redeemed.


Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.


Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.


* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)


* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" in the Prospectus.


* Redemptions where the proceeds are used to purchase a John Hancock Declaration Variable annuity.

* Redemptions of Class B (but not Class C) shares made under a periodic withdrawal plan, or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A or Class C shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemptions of Class A or Class C shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.

For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRA, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.


* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for reference.



CDSC Waiver Matrix for Class B and Class C
---------------------------------------------------------------------------------------------------------------
Type of               401(a) Plan           403(b)            457             IRA, IRA         Non-
Distribution          (401(k), MPP,                                           Rollover         retirement
                      PSP)
---------------------------------------------------------------------------------------------------------------
Death or              Waived                Waived            Waived          Waived           Waived
Disability
---------------------------------------------------------------------------------------------------------------
Over 70 1/2           Waived                Waived            Waived          Waived for       12% of
                                                                              mandatory        account
                                                                              distributions    value
                                                                              or 12% of        annually in
                                                                              account value    periodic
                                                                              annually in      payments
                                                                              periodic
                                                                              payments
---------------------------------------------------------------------------------------------------------------
Between 59 1/2        Waived                Waived            Waived          Waived for Life  12% of
and 70 1/2                                                                    Expectancy or    account
                                                                              12% of account   value
                                                                              value annually   annually in
                                                                              in periodic      periodic
                                                                              payments         payments
---------------------------------------------------------------------------------------------------------------
Under 59 1/2          Waived for            Waived for        Waived for      Waived for       12% of
(Class B only)        annuity               annuity           annuity         annuity          account
                      payments (72t)        payments (72t)    payments (72t)  payments (72t)   value
                      or 12% of             or 12% of         or 12% of       or 12% of        annually in
                      account value         account value     account value   account value    periodic
                      annually in           annually in       annually in     annually in      payments
                      periodic              periodic          periodic        periodic
                      payments              payments          payments        payments
---------------------------------------------------------------------------------------------------------------
Loans                 Waived                Waived            N/A             N/A              N/A
---------------------------------------------------------------------------------------------------------------
Termination of        Not Waived            Not Waived        Not Waived      Not Waived       N/A
Plan
---------------------------------------------------------------------------------------------------------------
Hardships             Waived                Waived            Waived          N/A              N/A
---------------------------------------------------------------------------------------------------------------
Return of             Waived                Waived            Waived          Waived           N/A
Excess
---------------------------------------------------------------------------------------------------------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90- day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Maturity Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.


Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of the CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES


The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and two other series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. The Trustees have also authorized the issuance of three classes of shares of the Fund, designated as Class A, Class B and Class C.


The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.


Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to multiple-class structures. Similarly, the net asset value per share may vary depending on whether Class A and Class B shares are purchased. No interest will be paid on uncashed dividend or redemption checks.


In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.


The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. exempt with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A Foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes. The Fund has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.


The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net long-term capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.


Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign  exchange  gains and  losses  realized  by the Fund in  connection  with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from these passive foreign investment companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its investments in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the current investment strategy of the Adviser and Subadvisers and whether the Adviser and the Subadvisers believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options, futures or forward transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long- term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and
(c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.


For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. The Fund has $369,905 of capital loss carryforwards available to the extent provided by regulations, to offset future net realized capital gains. The whole amount of the carryforward expires on October 31, 2005.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of any share of stock held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise-deductible amount, will be included in determining alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, that current recognition of income would be required.

The Fund may be  subject  to  withholding  and other  taxes  imposed  by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes"), paid by the Fund, subject to certain holding period requirements and limitations contained in the Code, if the Fund so elects. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as foreign taxes paid by them.

If the Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable income, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Fund and
(ii) the portion of Fund dividends which represents income from each foreign country. If the Fund cannot or does not make this election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.


The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options, futures, foreign currency positions, and foreign currency forward contracts.

Certain options, futures and forward foreign currency contracts undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, short sale or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distribution from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

Hong Kong Taxes

Taxation of the Fund. The Fund will be subject to Hong Kong profits tax at the current rate of 16.5% if (i) it carries on business in Hong Kong and (ii) its profits are derived from a Hong Kong source. Dividends and capital gains are exempt from profits tax in any event, as are profits from trading in securities listed on exchanges outside Hong Kong. Profits from trading in securities listed on a Hong Kong exchange may in certain cases be subject to profits tax.

Taxation of Shareholders. There is no tax in Hong Kong on capital gains arising from the sale by an investor of shares of the Fund. However, in the case of certain investors (principally share traders, financial institutions and certain companies carrying on business in Hong Kong), such gains may be considered to be part of the investor's normal business profits and in such circumstances will be subject to Hong Kong profits tax at the current rate of 16.5% for corporations and 15% for individuals. Dividends which the Fund pays to its shareholders are not taxable in Hong Kong (whether through withholding or otherwise) under current legislation and practice. No Hong Kong stamp duty will be payable in respect of transactions in the Fund's shares provided that the register of shareholders is maintained outside of Hong Kong.

CALCULATION OF PERFORMANCE

The average annual total return on Class A shares of the Fund for the 1 year, 5 year and 10 year periods ended October 31, 1998 was %, % and %, respectively. The average annual total return on Class B shares of the Fund for the one year period ended October 31, 1998 and since commencement of operations on March 7, 1994 was % and %, respectively. Class C shares of the Fund commenced operation on March 19, 1999; therefore, there is no average annual total return to report.


Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and life-of-fund periods that would equate the initial amount invested to the ending redeemable value according to the following formula:


                               n ________
                          T = \ / ERV / P - 1



Where:

P =     a hypothetical initial investment of $1,000.
T =     average annual total return.
n =     number of years.
ERV= ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 year and 10 year periods.


Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper - Mutual Fund Performance Analysis," a monthly publication which tracks net assets and total return on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S, BARRON'S, etc. may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser, Subadvisers, and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser or a Subadviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser and the Subadvisers of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser and the Subadvisers. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or Subadvisers, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser and Subadvisers may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser's, together with the Subadvisers' officers, will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser and Subadvisers in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the fiscal years ended August 31, 1996, the Fund paid negotiated brokerage commissions of $530,822. For the period from September 1, 1996 to October 31, 1996, and fiscal years ended October 31, 1997 and 1998, the Fund paid negotiated
commissions of $127,834,$629,393 and $       , respectively.


As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker-dealer which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker- dealer would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended October 31, 1998, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.


The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer affiliated with the Adviser. Credit Agricole, the Sub-Adviser's parent, has several affiliates engaged in the brokerage business in Europe and Asia: Credit Agricole Indosuez Cheuvreux; CPR Action (ex-Schelcher Prince Cheuvreux de Virieu International Ltd, London; Cheuvreux de Virieu, Nordic AB, Stockholm, Cheuvreux de Virieu, Espana, Madrid, Credit Agricole Indosuez Cheuvreux Deutschland GMBH, Frankfourt/ Main; Caboto Sim in Italy; Carr Securities; Carr Futures SNC. (Paris) and Carr Futures PTE, Singapore (all "Affiliated Brokers"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. For the fiscal year ended October 31, 1996, 1997, and 1998, the Fund paid brokerage commissions to Affiliated Brokers in the amount of
$           , $ and $            .


Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser and the Subadvisers, which are affiliated with the Affiliated Broker, have, as investment advisers to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $19.00 for each Class A shareholder account, $21.50 for each Class B shareholder account and $ 20.50 for each Class C shareholder account. The Fund also pays certain out-of-pocket expenses and these expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.


CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Under the custodian agreement, State Street Bank and Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS


The independent auditors of the Fund are __________________________, 160 Federal Street, Boston, Massachusetts 02110. ___________________________ audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

APPENDIX A- Description of Investment Risk

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). (e.g., short sales, currency contracts, financial futures and options; securities and index options).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., repurchase agreements, securities lending, foreign debt securities, non-investment-grade debt securities, asset-backed securities, mortgage-backed securities, participation interests, financial futures and options; securities and index options, structured securities).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses. (e.g., currency trading, foreign debt securities, currency contracts, financial futures and options; securities and index options).

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.(e.g., mortgage-backed securities, structured securities).

Information risk The risk that key information about a security or market is inaccurate or unavailable.(e.g., non-investment-grade debt securities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.(e.g., foreign debt securities, non-investment-grade debt securities, asset-backed securities, mortgage-backed securities, participation interests, financial future and options; securities and index options, structured securities).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., when-issued securities and forward commitments, currency contracts, financial futures and options; securities and index options, structured securities).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., short sales, non-investment-grade debt securities, restricted and illiquid securities, mortgage-backed securities, participation interests, currency contracts, financial futures and options; securities and index options, structured securities).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, foreign debt securities, non-investment-grade debt securities, restricted and illiquid securities, financial futures and options; securities and index options, structured securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments, currency contracts, financial futures and options; securities and index options).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war. (e.g., foreign debt securities).

Prepayment risk The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities. (e.g., mortgage-backed securities, structured securities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade debt securities, restricted and illiquid securities, participation interests, structured securities)

APPENDIX-B

Moody's describes its lower ratings for corporate bonds as follows:

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterized bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's describes its lower ratings for corporate bonds as follows:

Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated 'BB,' 'B,' 'CCC,' or 'CC' is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. 'BB' indicates the lowest degree of speculation and 'CC' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Moody's describes its three highest ratings for commercial paper as follows:

Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well- established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protections; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's describes its lower ratings for corporate bonds as follows:

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C Debt rated 'BB', 'B', 'CCC', 'CC" and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

FINANCIAL STATEMENTS

                             JOHN HANCOCK WORLD FUND

                                     PART C.


OTHER INFORMATION

Item. 23.  Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24.   Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item. 25.  Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article VII of the Registrant's By Laws included as Exhibit 2 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Mutual Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article IX of the respective By-Laws of John Hancock Funds and John Hancock Advisers, Inc. ("the Adviser") provide as follows:

"Section 9.01. Indemnity. Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Declaration of Trust and By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27.  Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


  Name and Principal                    Positions and Offices                Positions and Offices
   Business Address                       with Underwriter                      with Registrant
   ----------------                       ----------------                      ---------------
Edward J. Boudreau, Jr.            Director, Chairman, President and      Trustee, Chairman, and Chief
101 Huntington Avenue                   Chief Executive Officer                Executive Officer
Boston, Massachusetts

Anne C. Hodsdon                    Director, Executive Vice President              President
101 Huntington Avenue
Boston, Massachusetts

Robert H. Watts                         Director, Executive Vice                      None
John Hancock Place                   President and Chief Compliance
P.O. Box 111                                    Officer
Boston, Massachusetts

Robert G. Freedman                              Director                    Vice Chairman and Chief
101 Huntington Avenue                                                          Investment Officer
Boston, Massachusetts

Osbert M. Hood                        Senior Vice President, Chief                    None
101 Huntington Avenue                    Financial Officer and
Boston, Massachusetts                          Treasurer

David A. King                                   Director                              None
380 Stuart Street
Boston, Massachusetts

James B. Little                          Senior Vice President             Senior Vice President and
101 Huntington Avenue                                                       Chief Financial Officer
Boston, Massachusetts

Richard O. Hansen                        Senior Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

John A. Morin                         Vice President and Secretary               Vice President
101 Huntington Avenue
Boston, Massachusetts


  Name and Principal                    Positions and Offices                Positions and Offices
   Business Address                       with Underwriter                      with Registrant
   ----------------                       ----------------                      ---------------
Susan S. Newton                              Vice President             Vice President and Secretary
101 Huntington Avenue
Boston, Massachusetts

Stephen L. Brown                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                            Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                            Director                            Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                               Director                            Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts


  Name and Principal                    Positions and Offices                Positions and Offices
   Business Address                       with Underwriter                      with Registrant
   ----------------                       ----------------                      ---------------
Foster L. Aborn                                Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David D'Alessandro                             Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                            Director                              None
53 State Street
Boston, Massachusetts

James V. Bowhers                               President                             None
101 Huntington Avenue
Boston, Massachusetts

Anthony P. Petrucci                    Executive Vice President                      None
101 Huntington Avenue
Boston, Massachusetts

Kathleen M. Graveline                    Senior Vice President                       None
P.O. Box 111
Boston, Massachusetts

Charles H. Womack                        Senior Vice President                       None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Keith F. Hartstein                       Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Peter Mawn                               Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

J. William Bennintende                      Vice President                           None
101 Huntington Avenue
Boston, Massachusetts


  Name and Principal                    Positions and Offices                Positions and Offices
   Business Address                       with Underwriter                      with Registrant
   ----------------                       ----------------                      ---------------
Karen F. Walsh                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Griselda Lyman                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                                 Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Kristine Pancare                            Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

      (c)      None.

Item 28.       Location of Accounts and Records.

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29.  Management Services.

          Not applicable.

Item 30.  Undertakings.

          Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 21st day of December, 1998.

                                                  JOHN HANCOCK WORLD FUND

                                           By:___________*_______________
                                           Edward J. Boudreau, Jr.
                                           Chairman and Chief  Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        Signature                                     Title                             Date
        ---------                                     -----                             ----

             *                              Chairman and Chief Executive           December 21, 1998
------------------------------------        Officer (Principal Executive Officer)
Edward J. Boudreau, Jr.

/s/James B. Little                          Senior Vice President and Chief Financial
__________________                          Officer (Principal Financial and Accounting
James B. Little                             Officer)

_________*__________                        Trustee
Dennis S. Aronowitz

_________*_____________                     Trustee
Richard P. Chapman, Jr.

_________*_____________                     Trustee
William J. Cosgrove

_________*_____________                     Trustee
Douglas M. Costle

_________*_____________                     Trustee
Leland O. Erdahl

_______*_________                           Trustee
Richard A. Farrell

         *                                  Trustee
Gail D. Fosler

________*_______________                    Trustee
William F. Glavin

________*_______________                    Trustee
Anne C. Hodsdon

________*_______________                    Trustee
John A. Moore

________*_______________                    Trustee
Patti McGill Peterson

_________*______________                    Trustee
Richard S. Scipione


By:      /s/Susan S. Newton                                   December 21, 1998
         ------------------
         Susan S. Newton,
         Attorney-in-Fact, under
         Powers of Attorney dated
         May 21, 1996 and June 27, 1996.

                             John Hancock World Fund

                               (File no. 33-10722)

                                INDEX TO EXHIBITS


99.(a) Articles of Incorporation. Amended and Restated Declaration of Trust dated February 8, 1994.*

99.(a).1 Establishment  and  Designation  of Class A shares,  Class B Shares and
         Class C Shares of Beneficial Interest of John Hancock Pacific Basin Equities Fund and Class A Shares and Class B Shares for Shares for John Hancock Global Rx Fund dated February 8, 1994*

99.(a).2 Establishment and Designation of Class A Shares and Class B Shares of
         Beneficial Interest of John Hancock Global Retail Fund dated September 27, 1994.*

99.(a).3 Instrument Changing Names of Series of Shares of the Trust dated
         September 27, 1994.*

99.(a).4 Written Consent of Sole  Shareholder dted September 28, 1994*

99.(a).5 Abolition of Class C Shares of  Beneficial  Interest of John Hancock
         Pacific Basin Equities Fund dated May 1, 1995.*

99.(a).6 Instrument  Changing  Names of Series  of  Shares  of the Trust  dated
         December 11, 1995.*

99.(a).7 Instrument Amending number of Trustees and appointing individual to fill a vacancy dated May 21, 1996.***

99.(a).8 Establishment and Designation of Class A Shares and Class B Shares of
         Beneficial Interest of John Hancock European Equity Fund dated December 2, 1997*****

99.(a).9 Abolition of John Hancock Global Marketplace Fund, Class A and Class B
         Shares dated September 9, 1997.+

99.(a).10Instrument Changing Names of Series of Shares of the Trust dated
         October 1, 1998+

99.(b)   By-Laws.  Amended and Restated By-Laws dated December 3, 1996.****

99.(c) Instruments Defining Rights of Securities Holders. See exhibits 99.(a) and 99.(b).

99.(d) Investment Advisory Contracts. Investment Advisory Agreement between John Hancock Pacific Basin Equities Fund and John Hancock Advisers, Inc. dated May 5, 1987*

99.(d).1 Sub-Investment  Management  Contract  between  Pacific  Basin  and JHA
         International  Limited  dated May 5,  1987*

99.(d).2 Amendment  to Investment Management  Contract dated December 19, 1989.*

99.(d).3 Investment Management Contract between John Hancock Global Rx fund and John Hancock Advisers, Inc. dated June 24, 1991.*

99.(d).4 Sub-Investment Management Contract between John Hancock Pacific Basin
         Equities Fund and John Hancock Advisers, Inc. and Indosuez Asia Advisers, Limited dated July 18, 1996.***

99.(d).5 Investment Management contract between John Hancock European Equity
         Fund and John Hancock Advisers, Inc. dated March 1. 1998.+

99.(d).6 Sub-Investment Management contract between John Hancock European Equity
         Fund and Indocam International Investment Services dated
         March 1, 1998.+

99.(e) Underwriting Contracts. Distribution Agreement between John Hancock Funds, Inc. (formerly named John Hancock Broker Distribution Services, Inc. and the Registrant dated August 1, 1991.*

99.(e).1 Amendment to Distribution Agreement between John Hancock Global Rx and
         John Hancock Funds, Inc. dated October 1, 1991.*

99.(e).2 Amendment to Distribution Agreement between John Hancock European
         Equity and John Hancock Funds, Inc. dated March 1, 1998.+

99.(e).3 Form of Soliciting Dealer Agreement between John Hancock Funds, Inc.
         and Selected Dealers.+

99.(e).4 Form of Financial Institution Sales and Service Agreement between John
         Hancock Funds, Inc. and the John Hancock funds.*

99.(f)   Bonus or Profit Sharing Contracts.  Not Applicable.

99.(g) Custodian Agreements. Master Custodian Agreement between John Hancock Mutual Funds and State Street Bank and Trust Company dated June 15, 1994.*

99.(g).1 Amendement to Custodian Agreement between John Hancock Mutual Funds and
         State Street Bank and Trust Company dated September 15, 1995.*

99.(g).2 Amendment to Master Custodian Agreement between John Hancock Mutual
         Funds and State Street Bank and Trust Company dated March 1, 1998.+

99.(h) Other Material Contracts. Amended and Restated Master Transfer Agency and Service Agreement between John Hancock funds and John Hancock Signature Services, Inc. dated June 1, 1998.+

99.(h).1 Accounting and Legal Services Agreement between John Hancock Advisers,
         Inc. and Registrant as of January 1, 1996.**

99.(I)   Legal Opinion.  Not Applicable.

99.(j)   Other Opinions.

99.(k)   Omitted Financial Statements.  Not Applicable.

99.(l)   Initial Capital Agreements.  Not Applicable.

99.(m) Rule 12b-1 Plans. Class A Distribution Plan between John Hancock Pacific Basin Equities Fund, John Hancock Global Health Sciences and John Hancock Funds, Inc. dated January 3, 1994.**

99.(m).1 Class B Distribution  Plan between John Hancock  Pacific Basin Equities
         Fund, John Hancock Global Health Sciences and John Hancock Funds, Inc. dated March 4, 1994.*

99.(m).2 Class A and B Distribution Plan between John Hancock European Equity
         Fund and John Hancock Funds, Inc. dated March 1, 1998.+

Financial Data Schedule. Not applicable

99.(o) Rule 18f-3 Plan. John Hancock Funds Class A, Class B and Class C amended and restated Multiple Class Plan pursuant to Rule 18f-3 for Registrant dated May 1, 1998.+

* Previously filed electronically with Registration Statement and/o post-effective amendment no. 18 file nos. 811-4932 and 33-10722 on December 26, 1995, accession number 0000950135-95-002745.

** Previously filed electronically with Registration Statement and/or post-effective amendment no. 19 file nos. 811-4932 and 33-10722 on July 1, 1996, accession number 0001010521-96-000117.

*** Previously filed electronically with Registration Statement and/or post-effective amendment no. 20 file nos. 811-4932 and 33-10722 on December 23, 1996, accession number 0001010521-96-000228.
 .
**** Previously filed electronically with Registration Statement and/or post-effective amendment no. 21 file nos. 811-4932 and 33-10722 on February 27, 1997, accession number 0001010521-97-000226.
 .
***** Previously filed electronically with Registration Statement and/or post-effective amendment no. 23 file nos. 811-4932 and 33-10722 on February 26, 1998, accession number 0001010521-98-000199.

+        Filed herewith